________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2002






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                    (This page was intentionally left blank.)

                               CAPITAL VALUE FUND

                                  May 28, 2002

                               MANAGER'S COMMENTS


     If you had told the average portfolio manager in January of 2001 that in the next year Alan Greenspan would lower interest rates a record twelve times, but the S&P 500 would be substantially lower, he would have thought you were crazy. Truth is stranger than fiction. Our economy was beginning to recover from the excesses of 1999 and 2000 when the terrorist attack of September 11 sent it reeling back to the mat. Only now in the spring of 2002 are we regaining our "economic feet".

     Our focus at the Capital Value Fund has been to weather this perfect storm with a "safety first" portfolio mix. As of the above date, our asset mix is approximately 52% in money market and fixed income instruments. The remaining 48% is invested in common stocks. According to the Morningstar database, the Capital Value Fund has matched the performance of the S&P 500 over the last two years, and is on track to do the same in 2002.^1

    The stock market faces a problem of valuation. While many stocks are down significantly from their one and two year highs, the valuation of these companies is far from cheap. It has been difficult to put money to work in this environment, so we have opted to watch the market's swoon from the safety of cash and bond investments. April and May 2002 have been promising in that many of the stocks we have targeted have begun to move into valuations we feel comfortable buying. Some of our favorite industry sectors include the automobile manufacturers and the financial service industry. The economy is finally moving into the fabled sweet spot with low interest rates coupled with modest yet steady growth. We feel that the economy has turned and over the next two quarters, this improvement should be felt in the earnings of our respective holdings. We anticipate moving more of the fund's assets into the equity sector, and we look forward to writing this letter next year after what we hope is a far better year for stocks.

Hal Eddins
Capital Investment Counsel


1.Source: Morningstar, May 28, 2002


________________________________________________________________________________

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1992 to March 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------------------------------
               Capital     60% S&P 500 Total Return Index
                Value         40% Lehman Brothers           S&P 500 Total         Lehman Brothers
                Fund          Aggregate Bond Index          Return Index       Aggregate Bond Index
--------------------------------------------------------------------------------------------------------
 3/31/92       $ 9,650                $10,000                  $10,000               $10,000
 9/30/92        10,042                 10,647                   10,511                10,850
 3/31/93        10,737                 11,445                   11,523                11,329
 9/30/93        11,022                 11,900                   11,878                11,933
 3/31/94        11,225                 11,655                   11,693                11,598
 9/30/94        11,525                 12,009                   12,316                11,548
 3/31/95        12,222                 12,978                   13,513                12,176
 9/30/95        13,627                 14,856                   15,979                13,172
 3/31/96        14,197                 16,106                   17,851                13,490
 9/30/96        14,638                 17,064                   19,228                13,817
 3/31/97        15,202                 18,495                   21,390                14,152
 9/30/97        19,202                 22,267                   27,005                15,159
 3/31/98        20,201                 25,333                   31,656                15,849
 9/30/98        19,657                 24,431                   29,449                16,905
 3/31/99        23,165                 29,251                   37,500                16,877
 9/30/99        23,573                 29,319                   37,637                16,843
 3/31/00        33,979                 33,414                   44,228                17,193
 9/30/00        29,752                 32,790                   42,636                18,020
 3/31/01        24,188                 28,524                   34,641                19,348
 9/30/01        21,229                 26,913                   31,286                20,354
 3/31/02        22,911                 28,988                   34,724                20,382


This graph depicts the performance of Capital Value Fund (the "Fund") versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index, the S&P 500 Total Return Index, and the Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

    ------------------------------ -------------- ------------ ------------
                                     One Year     Five Years    Ten Years
    ------------------------------ -------------- ------------ ------------
             No Sales Load            (5.28)%        8.55 %        9.03 %
    ------------------------------ -------------- ------------ ------------
       3.50% Maximum Sales Load       (8.59)%        7.78 %        8.64 %
    ------------------------------ -------------- ------------ ------------


>> The graph assumes an initial $10,000 investment at March 31, 1992 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2002, the value of the Fund would have increased to $22,911 - a cumulative total investment return of 129.11% since March 31, 1992. Without the deduction of the 3.50% maximum sales load, the value of the Fund would have increased to $23,742 - a cumulative total investment return of 137.42% since March 31, 1992. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2002, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $28,988 - a cumulative total investment return of 189.88% since March 31, 1992; a similar investment in the S&P 500 Total
     Return Index would have increased to $34,724 - a cumulative total investment return of 247.24% since March 31, 1992; and a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $20,382
     - a cumulative total investment return of 103.82% since March 31, 1992.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 52.35%

      Auto & Trucks - 5.30%
           DaimlerChrysler AG ....................................................                    2,000               $   90,060
           Ford Motor Company ....................................................                   15,000                  245,400
           General Motors Corporation ............................................                    3,000                  181,350
                                                                                                                          ----------
                                                                                                                             516,810
                                                                                                                          ----------
      Beverages - 1.07%
           The Coca-Cola Company .................................................                    2,000                  104,520
                                                                                                                          ----------

      Commercial Services - 1.85%
        (a)Gartner, Inc. Class A .................................................                   14,000                  180,600
                                                                                                                          ----------

      Computers - 3.74%
           Compaq Computer Corporation ...........................................                   15,000                  156,750
        (a)EMC Corporation .......................................................                   10,000                  119,100
        (a)Sun Microsystems, Inc. ................................................                   10,000                   88,200
                                                                                                                          ----------
                                                                                                                             364,050
                                                                                                                          ----------
      Computer Software & Services - 8.28%
        (a)BEA Systems, Inc. .....................................................                    3,000                   41,130
        (a)Cisco Systems, Inc. ...................................................                   23,000                  389,390
        (a)Citrix Systems, Inc. ..................................................                    4,000                   69,120
        (a)McDATA Corporation ....................................................                      220                    2,611
        (a)Microsoft Corporation .................................................                    1,000                   60,310
        (a)Oracle Corporation ....................................................                   12,000                  153,600
        (a)Parametric Technology Corporation .....................................                   15,000                   90,600
                                                                                                                          ----------
                                                                                                                             806,761
                                                                                                                          ----------
      Electronics - 2.69%
        (a)Altera Corporation ....................................................                    2,000                   43,740
        (a)Flextronics International Ltd. ........................................                    2,000                   36,500
           Hewlett-Packard Company ...............................................                    4,000                   71,760
           Motorola, Inc. ........................................................                    7,000                   98,000
        (a)TriQuint Semiconductor, Inc. ..........................................                    1,000                   12,010
                                                                                                                          ----------
                                                                                                                             262,010
                                                                                                                          ----------
      Electronics - Semiconductor - 1.15%
        (a)Atmel Corporation .....................................................                    2,000                   20,280
        (a)LSI Logic Corporation .................................................                    1,500                   25,515
           Texas Instruments Incorporated ........................................                    2,000                   66,200
                                                                                                                          ----------
                                                                                                                             111,995
                                                                                                                          ----------
      Entertainment - 2.39%
        (a)AOL Time Warner, Inc. .................................................                    4,000                   94,600
           The Walt Disney Company ...............................................                    6,000                  138,600
                                                                                                                          ----------
                                                                                                                             233,200
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Banks, Money Center - 2.91%
           Bank One Corporation ....................................................                  3,000               $  125,340
           The Bank of New York Company, Inc. ......................................                  2,000                   83,900
           Wachovia Corporation ....................................................                  2,000                   74,160
                                                                                                                          ----------
                                                                                                                             283,400
                                                                                                                          ----------
      Financials - Securities Brokers - 7.45%
        (a)E*TRADE Group, Inc. .....................................................                 20,000                  189,000
           J.P. Morgan Chase & Co. .................................................                  5,000                  178,250
        (a)Knight Trading Group, Inc. ..............................................                  8,000                   57,120
           Lehman Brothers Holdings Inc. ...........................................                  2,000                  129,280
           Morgan Stanley Dean Witter & Co. ........................................                  3,000                  171,960
                                                                                                                          ----------
                                                                                                                             725,610
                                                                                                                          ----------
      Food - Processing - 0.55%
           Campbell Soup Company ...................................................                  2,000                   53,440
                                                                                                                          ----------

      Pharmaceuticals - 0.64%
           Schering-Plough Corporation .............................................                  2,000                   62,600
                                                                                                                          ----------

      Retail - Apparel - 1.47%
           Nordstrom, Inc. .........................................................                  4,000                   98,000
           The Gap, Inc. ...........................................................                  3,000                   45,120
                                                                                                                          ----------
                                                                                                                             143,120
                                                                                                                          ----------
      Retail - Department Stores - 1.89%
           Wal-Mart Stores, Inc. ...................................................                  3,000                  183,840
                                                                                                                          ----------

      Retail - Specialty - 0.74%
           Circuit City Stores, Inc. ...............................................                  4,000                   72,160
                                                                                                                          ----------

      Telecommunications - 4.70%
        (a)ANADIGICS, Inc. .........................................................                  4,000                   49,360
        (a)Avaya Inc. ..............................................................                    541                    3,982
        (a)Lucent Technologies Inc. ................................................                  8,500                   39,950
        (a)Sybase, Inc. ............................................................                  6,592                  114,569
           Verizon Communications Inc. .............................................                  2,440                  112,484
           Telefonaktiebolaget LM Ericsson AB - ADR ................................                 13,000                   54,340
           Nokia Oyj - ADR .........................................................                  4,000                   83,080
                                                                                                                          ----------
                                                                                                                             457,765
                                                                                                                          ----------
      Transportation - Air - 1.71%
        (a)FedEx Corporation .......................................................                  2,000                  116,200
        (a)U.S. Airways Group, Inc. ................................................                  8,000                   50,400
                                                                                                                          ----------
                                                                                                                             166,600
                                                                                                                          ----------



                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Trucking & Leasing - 3.51%
        (a)J.B. Hunt Transport Services, Inc. ....................................                    7,100               $  201,853
           Werner Enterprises, Inc. ..............................................                    6,666                  139,653
                                                                                                                          ----------
                                                                                                                             341,506
                                                                                                                          ----------
      Utilities - Telecommunications - 0.31%
           Sprint Corporation ....................................................                    2,000                   30,400
                                                                                                                          ----------

           Total Common Stocks (Cost $6,416,698) ..........................................................                5,100,387
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest              Maturity
                                                       Principal               Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 19.47%

      A T & T Corporation ..........................   $ 50,000               7.500%               06/01/06                   51,188
      A T & T Corporation ..........................     50,000               8.125%               01/15/22                   50,000
      A T & T Corporation ..........................     50,000               8.125%               07/15/24                   49,688
      A T & T Corporation ..........................    100,000               8.625%               12/01/31                  102,625
      American Express Company .....................     50,000               8.625%               05/15/22                   51,773
      Anheuser-Busch Companies, Inc. ...............     25,000               9.000%               12/01/09                   29,000
      Archer Daniels Midland Corporation ...........    100,000               6.250%               05/15/03                  102,643
      Archer Daniels Midland Corporation ...........     25,000               8.875%               04/15/11                   29,181
      BellSouth Telecommunications .................     50,000               6.250%               05/15/03                   51,625
      BellSouth Telecommunications .................     50,000               7.000%               02/01/05                   52,813
      BellSouth Telecommunications .................     25,000               7.875%               08/01/32                   25,531
      BellSouth Telecommunications .................    125,000               6.750%               10/15/33                  119,062
      The Boeing Company ...........................    150,000               8.750%               09/15/31                  175,484
      The Coca-Cola Company ........................     70,000               8.500%               02/01/22                   81,956
      Du Pont (E.I.) De Nemours & Company ..........     50,000               8.125%               03/15/04                   53,829
      Du Pont (E.I.) De Nemours & Company ..........     50,000               7.950%               01/15/23                   50,250
      Duke Energy Corp .............................    100,000               6.750%               08/01/25                   98,500
      General Electric Capital Corporation .........    100,000               8.750%               05/21/07                  113,606
      International Business Machines ..............     50,000               8.375%               11/01/19                   57,625
      Morgan Stanley Group, Inc. ...................     75,000               7.500%               02/01/24                   68,853
      Pacific Bell .................................    100,000               6.250%               03/01/05                  103,306
      United Parcel Service of America .............     50,000               8.375%               04/01/20                   58,500
      US West Communications Group .................     50,000               6.875%               09/15/33                   36,688
      Wachovia Corporation .........................     75,000               6.375%               04/15/03                   76,962
      Wal-Mart Stores, Inc. ........................     25,000               6.500%               06/01/03                   25,875
      Wal-Mart Stores, Inc. ........................    150,000               8.875%               06/29/11                  152,625
      Wal-Mart Stores, Inc. ........................     25,000               8.500%               09/15/24                   27,511
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,781,969) ..................................................                1,896,699
                                                                                                                          ----------

                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 10.49%

      Government and Agency Portfolio - Institutional Class .........................               439,060               $  439,060
      Liquid Assets Portfolio - Institutional Class .................................               439,060                  439,060
   (a)Nasdaq-100 Index Tracking Stock ...............................................                 4,000                  144,280
                                                                                                                          ----------

           Total Investment Companies (Cost $1,024,073) ...................................................                1,022,400
                                                                                                                          ----------

Total Value of Investments (Cost $9,222,740 (b)) ....................................                 82.31%              $8,019,486
Other Assets Less Liabilities .......................................................                 17.69%               1,723,133
                                                                                                     ------               ----------
      Net Assets ....................................................................                100.00%              $9,742,619
                                                                                                     ======               ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $ 1,062,532
           Unrealized depreciation ........................................................................              (2,265,786)
                                                                                                                        -----------

                      Net unrealized depreciation .........................................................             $(1,203,254)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $9,222,740) .........................................................                $  8,019,486
      Cash ............................................................................................                   1,717,176
      Income receivable ...............................................................................                      40,225
      Receivable for fund shares sold .................................................................                       2,841
      Other assets ....................................................................................                       2,434
                                                                                                                       ------------

           Total assets ...............................................................................                   9,782,162
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      39,543
                                                                                                                       ------------

NET ASSETS
      (applicable to 903,421 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  9,742,619
                                                                                                                       ============

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($9,742,619 / 903,421 shares) ...................................................................                $      10.78
                                                                                                                       ============

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $10.78) ..........................................................................                $      11.17
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 10,930,234
      Undistributed net realized gain on investments ..................................................                      15,639
      Net unrealized depreciation on investments ......................................................                  (1,203,254)
                                                                                                                       ------------
                                                                                                                       $  9,742,619
                                                                                                                       ============





















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................                $ 165,126
           Dividends .....................................................................................                   72,756
                                                                                                                          ---------

               Total income ..............................................................................                  237,882
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   65,398
           Fund administration fees (note 2) .............................................................                   19,074
           Distribution and service fees (note 3) ........................................................                   54,498
           Custody fees ..................................................................................                    6,881
           Registration and filing administration fees (note 2) ..........................................                    3,669
           Fund accounting fees (note 2) .................................................................                   28,090
           Audit fees ....................................................................................                   17,534
           Legal fees ....................................................................................                   11,591
           Securities pricing fees .......................................................................                    7,431
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                    4,922
           Shareholder servicing expenses ................................................................                    6,554
           Registration and filing expenses ..............................................................                    9,523
           Printing expenses .............................................................................                    7,777
           Trustee fees and meeting expenses .............................................................                    3,993
           Other operating expenses ......................................................................                    5,580
                                                                                                                          ---------

               Total expenses ............................................................................                  270,515
                                                                                                                          ---------

                    Net investment loss ..................................................................                  (32,633)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   23,133
      Increase in unrealized depreciation on investments .................................................                 (589,869)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (566,736)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(599,369)
                                                                                                                          =========










See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year ended           Year ended
                                                                                                     March 31,            March 31,
                                                                                                       2002                 2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss ...................................................................   $   (32,633)         $    (7,885)
         Net realized gain from investment transactions ........................................        23,133            2,905,123
         Decrease in unrealized depreciation on investments ....................................      (589,869)          (7,753,602)
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations .............................      (599,369)          (4,856,364)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................................      (266,478)          (2,941,713)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) .......    (1,533,436)           3,452,732
                                                                                                   -----------          -----------

                     Total decrease in net assets ..............................................    (2,399,283)          (4,345,345)

NET ASSETS

     Beginning of year .........................................................................    12,141,902           16,487,247
                                                                                                   -----------          -----------

     End of year ...............................................................................   $ 9,742,619          $12,141,902
                                                                                                   ===========          ===========


(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                     Year ended                               Year ended
                                                                   March 31, 2002                           March 31, 2001

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................      42,946          $   481,631              139,269          $ 2,143,224

Shares issued for reinvestment of distributions ........      24,226              266,239              225,075            2,935,575
                                                         -----------          -----------          -----------          -----------

                                                              67,172              747,870              364,344            5,078,799

Shares redeemed ........................................    (202,292)          (2,281,306)            (111,584)          (1,626,067)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...........................    (135,120)         $(1,533,436)             252,760          $ 3,452,732
                                                         ===========          ===========          ===========          ===========






See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                             March 31,      March 31,      March 31,      March 31,      March 31,
                                                               2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     11.69    $     20.98    $     15.32    $     14.51    $     12.50

      (Loss) income from investment operations
           Net investment (loss) income .................        (0.04)         (0.01)          0.01           0.06           0.13
           Net realized and unrealized (loss) gain on
               investments ..............................        (0.58)         (5.70)          6.99           2.02           3.93
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations .........        (0.62)         (5.71)          7.00           2.08           4.06
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ........................         0.00           0.00          (0.01)         (0.06)         (0.13)
           Net realized gain from investment transactions        (0.29)         (3.58)         (1.33)         (1.21)         (1.92)
                                                           -----------    -----------    -----------    -----------    -----------
               Total distributions ......................        (0.29)         (3.58)         (1.34)         (1.27)         (2.05)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     10.78    $     11.69    $     20.98    $     15.32    $     14.51
                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................        (5.28)%       (28.82)%        46.68 %        14.67 %        32.89 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of year ...........................  $ 9,742,619    $12,141,902    $16,487,247    $11,056,274    $ 9,888,068
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.48 %         1.99 %         1.95 %         2.15 %         2.12 %
           After expense reimbursements and waived fees           2.48 %         1.99 %         1.95 %         2.15 %         2.12 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (0.30)%        (0.05)%         0.06 %         0.40 %         0.91 %
           After expense reimbursements and waived fees          (0.30)%        (0.05)%         0.06 %         0.40 %         0.91 %

      Portfolio turnover rate ...........................        12.57 %        55.35 %        34.93 %        70.65 %        33.50 %


(a)   Total return does not reflect payment of sales charge.


See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The Capital Value Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

      Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund.
      The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

            As a result of the Fund's operating net investment loss, a reclassification adjustment of $32,633 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, therefore, decreasing paid-in capital in the amount of $25,143 and decreasing undistributed net realized gains in the amount of $7,490.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

            Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

            The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

            North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

            Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2002, the Distributor retained sales charges in the amount of $807.

            Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 3 - DISTRIBUTION AND SERVICE FEES

            The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

            The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $54,498 of such expenses under the Plan for the year ended March 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

            Purchases   and  sales  of   investments,   other  than   short-term
            investments, aggregated $2,047,104 and $915,614, respectively, for the year ended March 31, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

            For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.29 per share in distributions for the year ended March 31, 2002, $0.29 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Capital Value Fund (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers where replies not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002


__________
Deloitte
Touche
Tohmatsu
__________

                      (This page was intentionally left blank.)

________________________________________________________________________________

                               CAPITAL VALUE FUND
________________________________________________________________________________


                 a series of the Nottingham Investment Trust II
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II





                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2002




                               INVESTMENT ADVISOR
                          EARNEST Partners Limited, LLC
                              75 Fourteenth Street
                                   Suite 2300
                                Atlanta, GA 30309


                       EARNEST PARTNERS FIXED INCOME TRUST
                            116 South Franklin Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P. O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

EARNEST PARTNERS
________________________________________________________________________________
                            75 FOURTEENTH STREET - SUITE 2300 ATLANTA, GA  30309
                                             (404) 815-8772 - FAX (404) 815-8948
                                               E-MAIL INVEST@EARNESTPARTNERS.COM

                                                                    May 22, 2002


Dear Shareholders of the EARNEST Partners Fixed Income Trust:


      Enclosed for your review is the annual report for the fiscal year ended 31 March 2002. The last year was a tough one for financial market participants. The national tragedy of September 11th is indelibly recorded in our hearts and minds. This event caused the complete cessation of domestic financial market activity for nearly a week and sent shockwaves rippling through industries such as airlines and hotels that are still being felt. Then, as we were picking ourselves up, the country was rocked by the collapse of Enron in December 2001 due to apparent fraud. And, as if that bankruptcy was not enough, Kmart also filed for bankruptcy in January 2002. Through all this, high grade bonds were again a great place to be, as indicated by the Lehman Aggregate bond index which posted a 5.35% total return for the year ended 31 March 2002,^1 handily beating the Standard and Poor's 500 stock index which had only a 0.24% total return for that year.2 The Consumer Price Index measure of inflation was up 1.42% over that same period.3 A year ago, the Federal Reserve's target for the short-term Fed Funds rate was 5%. Fighting to keep the economy liquid and alive, the rate now stands at 1.75%.

      For the year ended 31 March 2002, the Fund's average annual total return was 3.32%, placing it 257th out of 340 funds in the Lipper Intermediate Investment Grade Debt Funds classification ("Lipper Classification").^4 For the five years ended 31 March 2002, the Fund's average annual total return was 6.36%, ranking the fund 95th out of 164 funds in the Lipper Classification.^4 Finally, for the ten years ended 31 March 2002, the Fund's average annual total return was 6.63%, placing the fund 27th out of 49 funds in the Lipper Classification.^4

      Our approach to investing your money keeps us away from the Enrons and Kmarts of the world. Your portfolio still has a weighted average quality of AAA5 with 71% of the portfolio invested in United States agency paper, much of which has the "full faith and credit" backing of the Government. The portfolio is also


_____________________________

^1 Information based on performance data as of 31 March 2002 from Lehman Brothers Bond.hub web site on 6 May 2002.
^2 Information based on performance data as of 31 March 2002 from Bloomberg on 6 May 2002.
^3 Information based on performance data as of 31 March 2002 from Bloomberg on 6 May 2002.
^4 Information based on performance data as of 31 March 2002 from Lipper, Inc. ^(C)Reuters SA. These ranking are based on average annual total returns. The advisor and certain service providers voluntarily waived or reimbursed certain expenses of the Fund which have had material effects on the returns of the Fund over these periods. Past performance is not a guarantee of future performance.
^5 Weighted average quality was provided by CMS BondEdge analysis of the Fund's portfolio holdings. CMS BondEdge is a commonly used method of converting ratings to a numeric scale and weighting it by market value.

100% investment grade bonds. This strategy strives to produce better returns with less risk by investing in issues that have higher yields without sacrificing high credit quality. Through all the turmoil, we remained convinced that preserving capital should remain the primary objective for long-term success, and the yield advantage we gain in select, high-quality segments of the market effect superior risk weighted performance. Thank you for your continued faith in our management.

Respectfully yours,

 /s/ Douglas Folk

EARNEST Partners Limited, LLC
Douglas Folk, CFA
Partner



________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                       EARNEST Partners Fixed Income Trust

                     Performance Update - $50,000 Investment

              For the period from March 31, 1992 to March 31, 2002


[Line Graph Here]:
--------------------------------------------------------------------------------
                EARNEST Partners     Lehman Brothers        Lipper Imtermediate
                  Fixed Income        Aggregate Bond       Investment Grade Debt
                     Trust                Index                 Fund Index
--------------------------------------------------------------------------------
3/31/92            $50,000               $50,000                $50,000
9/30/92             53,266                54,252                 54,362
3/31/93             56,188                56,645                 56,656
9/30/93             59,302                59,664                 59,620
3/31/94             56,997                57,989                 58,021
9/30/94             56,586                57,741                 57,696
3/31/95             59,693                60,882                 60,371
9/30/95             64,130                65,860                 64,922
3/31/96             66,080                67,449                 66,442
9/30/96             68,121                69,087                 67,867
3/31/97             69,632                70,761                 69,376
9/30/97             73,858                75,797                 73,979
3/31/98             76,534                79,243                 76,815
9/30/98             82,652                84,523                 81,504
3/31/99             81,103                84,387                 81,267
9/30/99             80,548                84,213                 80,953
3/31/00             82,291                85,966                 82,391
9/30/00             85,526                90,099                 85,908
3/31/01             91,722                96,738                 92,149
9/30/01             95,444               101,770                 96,581
3/31/02             94,765               101,912                 96,619


This graph depicts the performance of the EARNEST Partners Fixed Income Trust (the "Fund") versus the Lehman Brothers Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

                ------------------ -------------- --------------
                     One Year        Five Years     Ten Years
                ------------------ -------------- --------------
                      3.32 %           6.36 %         6.60 %
                ------------------ -------------- --------------


>> The graph assumes an initial $50,000 investment at March 31, 1992. All dividends and distributions are reinvested.

>> At March 31, 2002, the value of the Fund would have increased to $94,765 - a cumulative total investment return of 89.53% since March 31, 1992.

>>    At March  31,  2002,  the  value of a  similar  investment  in the  Lehman
      Brothers Aggregate Bond Index would have increased to $101,912 - a cumulative total investment return of 103.82%; and a similar investment in the Lipper Intermediate Investment Grade Debt Fund Index would have increased to $96,619 - a cumulative total investment return of 93.24% since March 31, 1992.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Interest            Maturity              Value
                                                               Principal            Rate                Date               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 59.28%

      A.I.D. - Equador .....................................    $ 65,854            7.050%            05/01/15            $   69,604
      A.I.D. - Ivory Coast .................................     181,153            8.100%            12/01/06               182,885
      A.I.D. - Peru ........................................     113,183            8.350%            01/01/07               113,196
      Attransco Title XI ...................................     380,881            6.120%            04/01/08               386,541
      B.A.L.T. Conway Partnership Title XI .................      77,963           10.750%            11/15/03                78,071
      Federal Agricultural Mortgage Corporation
           Series AM-1003 ..................................     603,859            6.820%            04/25/13               602,304
      Federal Home Loan Banks ..............................     200,000            6.875%            08/15/03               209,000
      Federal Home Loan Mortgage Corp ......................     400,000            5.750%            05/15/09               399,500
      Federal National Mortgage Association ................     500,000            6.000%            05/15/11               498,125
      Lawrence Steamship Company Title XI ..................     108,267            7.270%            09/01/03               107,891
      Small Business Administration 98-B ...................     784,052            6.150%            02/01/18               786,260
                                                                                                                          ----------

           Total U.S. Government and Agency Obligations (Cost $3,457,546) ....................................             3,433,377
                                                                                                                          ----------

U.S. GOVERNMENT INSURED OBLIGATIONS - 10.97%

      Federal Housing Authority Project Loan
           Downtowner Apartments ...........................     131,186            8.375%            11/01/11               140,734
           Reilly #046 .....................................     157,093            6.970%            06/01/14               152,023
           USGI #87 ........................................     353,525            7.430%            08/01/23               342,690
                                                                                                                          ----------

           Total U.S. Government Insured Obligations (Cost $648,022) .........................................               635,447
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 26.90%

      Burlington North Santa Fe ............................     676,000            2.625%            01/01/10               497,705
      California Infrastructure SDG&E Series 1997-1 ........     250,000            6.370%            12/26/09               257,813
      Continental Airlines Inc. ............................     399,634            7.750%            07/02/14               393,604
      Union Pacific Corporation ............................     400,320            7.280%            04/30/15               408,483
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,615,550) .....................................................             1,557,605
                                                                                                                          ----------

PRIVATE MORTGAGE BACKED SECURITY - 0.12%

      National Housing Partnership .........................       7,132            9.500%            05/01/03                 7,091
           (Cost $7,132)                                                                                                  ----------




                                                                                                                         (Continued)

                                                 EARNEST Partners Fixed Income Trust

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                        Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 1.43%

      AIM Short Term Prime Fund A ..................................................                     5,548            $    5,548
      Performance Funds Money Market A .............................................                    76,955                76,955
                                                                                                                          ----------

           Total Investment Companies (Cost $82,503) .........................................................                82,503
                                                                                                                          ----------

Total Value of Investments (Cost $5,810,753 (a)) ...................................                     98.70 %          $5,716,023
Other Assets less Liabilities ......................................................                      1.30 %              75,452
                                                                                                        ------            ----------
      Net Assets ...................................................................                    100.00 %          $5,791,475
                                                                                                        ======            ==========




      (a)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ...........................................................................            $  22,082
           Unrealized depreciation ...........................................................................             (116,812)
                                                                                                                          ---------

               Net unrealized depreciation ...................................................................            $ (94,730)
                                                                                                                          =========























See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $5,810,753) .........................................................                 $ 5,716,023
      Income receivable ...............................................................................                      85,201
      Prepaid expenses ................................................................................                       2,385
                                                                                                                        -----------

           Total assets ...............................................................................                   5,803,609
                                                                                                                        -----------

LIABILITIES
      Accrued expenses ................................................................................                      10,355
      Disbursements in excess of cash on demand deposit ...............................................                       1,779
                                                                                                                        -----------

           Total liabilities ..........................................................................                      12,134
                                                                                                                        -----------

NET ASSETS
      (applicable to 574,736 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $ 5,791,475
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($5,791,475 / 574,736 shares) ...................................................................                 $     10.08
                                                                                                                        ===========

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $ 6,271,735
      Undistributed net investment income .............................................................                          43
      Accumulated net realized loss on investments ....................................................                    (385,573)
      Net unrealized depreciation on investments ......................................................                     (94,730)
                                                                                                                        -----------
                                                                                                                        $ 5,791,475
                                                                                                                        ===========



















See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT INCOME

      Income
           Interest ......................................................................................                $ 393,146
           Dividends .....................................................................................                    7,578
                                                                                                                          ---------

               Total income ..............................................................................                  400,724
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   27,513
           Fund administration fees (note 2) .............................................................                    7,643
           Custody fees ..................................................................................                    2,693
           Registration and filing administration fees (note 2) ..........................................                    2,592
           Fund accounting fees (note 2) .................................................................                   27,611
           Audit fees ....................................................................................                   14,891
           Legal fees ....................................................................................                    8,594
           Securities pricing fees .......................................................................                    2,560
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                   16,357
           Shareholder servicing expenses ................................................................                    4,231
           Registration and filing expenses ..............................................................                    4,991
           Printing expenses .............................................................................                    2,355
           Trustee fees and meeting expenses .............................................................                    3,990
           Other operating expenses ......................................................................                    4,935
                                                                                                                          ---------

               Total expenses ............................................................................                  148,956
                                                                                                                          ---------

               Less:
                    Expense reimbursements (note 2) ......................................................                  (66,435)
                    Investment advisory fees waived (note 2) .............................................                  (27,513)
                                                                                                                          ---------

               Net expenses ..............................................................................                   55,008
                                                                                                                          ---------

                    Net investment income ................................................................                  345,716
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   24,224
      Decrease in unrealized appreciation on investments .................................................                 (162,667)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (138,443)
                                                                                                                          ---------

               Net increase in net assets resulting from operations ......................................                $ 207,273
                                                                                                                          =========





See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year ended           Year ended
                                                                                                     March 31,            March 31,
                                                                                                       2002                 2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment income ......................................................              $   345,716          $   449,740
         Net realized gain (loss) from investment transactions ......................                   24,224              (86,752)
         (Decrease) increase in unrealized appreciation on investments ..............                 (162,667)             422,539
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations ..................                  207,273              785,527
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net investment income ......................................................                 (345,678)            (450,310)
                                                                                                   -----------          -----------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) .......                 (700,719)          (1,897,866)
                                                                                                   -----------          -----------

                     Total decrease in net assets ...................................                 (839,124)          (1,562,649)

NET ASSETS

     Beginning of year ..............................................................                6,630,599            8,193,248
                                                                                                   -----------          -----------

     End of year (including undistributed net investment income
                  of $43 in 2002 and $5 in 2001) ....................................              $ 5,791,475          $ 6,630,599
                                                                                                   ===========          ===========


(a) A summary of capital share activity follows:
                                                     -------------------------------------------------------------------------------
                                                                     Year ended                               Year ended
                                                                   March 31, 2002                           March 31, 2001

                                                            Shares               Value                Shares               Value
                                                     -------------------------------------------------------------------------------

Shares sold .........................................         40,696          $   415,787               25,120          $   249,158

Shares issued for reinvestment of distributions .....         29,697              305,024               32,815              328,683
                                                         -----------          -----------          -----------          -----------

                                                              70,393              720,811               57,935              577,841

Shares redeemed .....................................       (138,076)          (1,421,530)            (248,030)          (2,475,707)
                                                         -----------          -----------          -----------          -----------

     Net decrease ...................................        (67,683)         $  (700,719)            (190,095)         $(1,897,866)
                                                         ===========          ===========          ===========          ===========






See accompanying notes to financial statements


                                                 EARNEST Partners Fixed Income Trust

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                         March 31,       March 31,       March 31,       March 31,       March 31,
                                                           2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year .................   $     10.32     $      9.84     $     10.30     $     10.31     $      9.98

      Income from investment operations
           Net investment income ...................          0.59            0.61            0.60            0.62            0.64
           Net realized and unrealized (loss) gain
               on investments ......................         (0.24)           0.48           (0.46)          (0.01)           0.33
                                                       -----------     -----------     -----------     -----------     -----------

               Total from investment operations ....          0.35            1.09            0.14            0.61            0.97
                                                       -----------     -----------     -----------     -----------     -----------

      Distributions to shareholders from
           Net investment income ...................         (0.59)          (0.61)          (0.60)          (0.62)          (0.64)
                                                       -----------     -----------     -----------     -----------     -----------

Net asset value, end of year .......................   $     10.08     $     10.32     $      9.84     $     10.30     $     10.31
                                                       ===========     ===========     ===========     ===========     ===========

Total return .......................................          3.32 %         11.46 %          1.47 %          5.97 %          9.91 %
                                                       ===========     ===========     ===========     ===========     ===========

Ratios/supplemental data
      Net assets, end of year ......................   $ 5,791,475     $ 6,630,599     $ 8,193,248     $11,466,770     $13,899,229
                                                       ===========     ===========     ===========     ===========     ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      2.44 %          1.99 %          1.57 %          1.22 %          1.10 %
           After expense reimbursements and waived fees       0.90 %          0.90 %          0.90 %          0.90 %          0.90 %

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees      4.12 %          4.96 %          5.26 %          5.53 %          6.01 %
           After expense reimbursements and waived fees       5.65 %          6.05 %          5.93 %          5.85 %          6.21 %

      Portfolio turnover rate ......................         23.87 %          7.68 %         15.41 %         50.90 %         38.46 %




See accompanying notes to financial statements


                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The EARNEST Partners Fixed Income Trust (the "Fund"), an open-end investment company is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities. The Fund began operations on November 15, 1991. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

            The financial statements include securities valued at $2,183,029 (37.69% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            The Fund has capital loss carryforwards for federal income tax purposes of $383,571, $221,740 of which expires in the year 2003, $70,384 of which expires in the year 2004, and $91,447 of which expires in the year 2009. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

            Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


                                                                     (Continued)

                       EARNEST Partners Fixed Income Trust

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

      D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, EARNEST Partners Limited, LLC (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

      The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $27,513 ($0.05 per share) and has reimbursed expenses totaling $66,435 for the year ended March 31, 2002.

      The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services with an additional charge of 0.01% of annual average net assets paid monthly. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

      NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

      Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

      Purchases and sales of investments, other than short-term investments, aggregated $1,381,297 and $2,005,204, respectively, for the year ended March 31, 2002.

                       EARNEST Partners Fixed Income Trust

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the EARNEST Partners Fixed Income Trust (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of EARNEST Partners Fixed Income Trust:

We have audited the accompanying statement of assets and liabilities of EARNEST Partners Fixed Income Trust (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EARNEST Partners Fixed Income Trust as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002




__________
Deloitte
Touche
Tohmatsu
__________

________________________________________________________________________________


                       EARNEST Partners Fixed Income Trust

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________

                                    Wilbanks
                                     Smith &       [Logo]
                                     Thomas


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II


                           INSTITUTIONAL CLASS SHARES


                                  Annual Report

                        FOR THE YEAR ENDED MARCH 31, 2002


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                   (This page was intentionally left blank.)

Wilbanks, Smith & Thomas
Asset Management, LLC
___________________________
One Commercial Place, Suite 1450, Norfolk, VA  23510
757-623-3676      757-627-2943 FAX         wstam.com



                                 WST Growth Fund
                          Annual Report - May 24, 2002
                              Institutional Shares

      "The absent are never without fault. Nor the present without excuse."
                                                               Benjamin Franklin

                           "[Exit, pursued by a bear]"
                                                             William Shakespeare

In March of 2002 we passed the second anniversary of the S&P 500's all time high with little fanfare and absolutely no celebration. Along with the worst bear market since 1974 the past two years brought us a recession, a loss of confidence in the integrity of corporate America, and unspeakable horror in the form of terrorism. In recent weeks the Middle East has erupted in a bloodbath of suicide bombings and military strikes, and peace seems far off.

In the arena of finance, millions of Americans who once thought themselves secure are now facing real questions about their financial health. Unfortunately this group includes not only individuals who worked for problem companies like Enron but also conservative, well diversified investors who have seen the values of their retirement plans drop with the market. The strong economic numbers that we discuss in detail below are a testament to the resilience of the American people. We are moving forward with a heightened sense of purpose and resolve just as we have at each challenging point in our history.

We need to remind ourselves that the most prosperous times we have enjoyed as a nation have come on the heels of crises. Along with the challenges of a broader U.S. presence overseas comes an opportunity to expand the global marketplace and decrease barriers to trade worldwide. We believe infrastructure and technology expansion along with increased globalization will be the drivers of the next bull market. In this letter we seek to remind you that despite all of the headwinds the market faces now the fundamentals remain in place for continued prosperity.

In an age where investors are encouraged to focus on quarterly, monthly and even daily returns, we still expect that over long periods of time stocks will be by far the best performing asset class. Despite bear markets and periods of high volatility, it is our belief that investors who patiently stay the course and remain invested in high quality stocks will enjoy returns far in excess of those earned by bondholders or investors who hoard cash.

The twelve month period ending March 31, 2002, which coincides with the Fiscal Year of the WST Growth Fund, saw huge volatility but little progress in stock prices. From its March 31, 2001 close the S&P 5001 was up as much as 13% on May 22 and down as much as 16% on September 21 before closing at essentially the same level that it began the twelve month period.




--------------------------
^1 Baseline, April 1, 2002

                       Market Overview - More of the Same

In assessing the outlook for stocks we begin with a look back at the problems of the past two years. As we have often said stock prices ultimately follow earnings growth, and the market correction has been a purging of the excesses of the late `90s. Stock prices far outran earnings growth for a time and the market is waiting for corporate earnings to grow to a point where stocks look inexpensive again. In some cases they already do, and in other cases there is much work still to be done. History reveals financial corrections of some magnitude every three to five years. The accounting problems epitomized by the Enron debacle are not unlike the hedge fund crisis of 1997-98, the Latin
American debt crisis of 1994 or the $600 billion collapse of the savings and loan industry in 1992. Looking back even further it was the use of portfolio insurance during the mid 1980s that led to the stock market crash in October of 1987. Each of these events was painful in its time yet each led to measures that have strengthened the world economy and markets and none was more than a temporary setback in the upward march of U.S. equity prices.

Events centered in Houston and Washington were largely responsible for the market volatility of the first quarter. The quote by Benjamin Franklin above is apropos of these events as all parties sought to blame someone other than themselves. Corporate executives, accountants, bankers and regulators all sought to extricate themselves from a mess that could not have occurred without their complicity. Individual and institutional investors alike had good reason to lose confidence in our corporate reporting system as they watched the Enron investigation unfold on Capital Hill. The silver lining to this embarrassing cloud should be improved corporate disclosure and accounting practices.

                   The U.S. Economy: The Sleeping Giant Awakes

Our 12/31/01 quarterly letter discussed in detail the positive impact of low interest rates on the U.S. economy. The adage which advises "don't fight the Fed" is one worth heeding and the Fed had shown its determination to get the U.S. economy rolling again by cutting interest rates eleven times. These rate cuts were a timely offset to the deleveraging of the technology bubble that was driven primarily by inventory write-downs and corporate downsizing. The net effect was a very shallow recession and surprisingly strong 1.7% GDP growth during the fourth quarter of 2001. This strength is particularly surprising when viewed in the context of the events of September 11th, which set the recovery back by three to six months.

The forecasting ability of Wall Street's economists was called into question again by their misforecast of economic growth in the first quarter of 2002. In January they called for flat or only slightly positive economic performance but when the dust settled the economy weighed in with a very strong 5.8% in economic growth. Again, inventories seem to have been the key as restocking on the heels of the largest drop in inventory levels in 25 years has proven to be a very powerful driver for the past few months. Also surprising was the ongoing strength of consumer spending.

Both stock and bond investors have taken notice of the improving economy. Stock prices have recovered from their February lows as investors focus on improving profits while bond prices have faltered and yields moved significantly higher as investors prepare for the next cycle of Fed tightening. As first quarter 2002 profit reports begin it is clear that certain sectors of the economy are not completely out of the woods yet, but we believe that both the economy and profits will continue to strengthen this year.

                  Investment Results: Value Outperforms Growth

A glance at the following chart reveals an unhappy fact that most investors are well aware of. The stock market (as measured by the S&P 500) is over 8% lower as of April 1st, including dividends, than it was three years ago. Looking back a year further you notice that stock prices are at about the same level achieved in July of 1998, almost four years ago. Four years of investing with no gains has surely pushed many investors close to their pain or at least their patience threshold.

[Line graph included here]:

                           S&P 500 TOTAL RETURN(SPYZ)

                        April 1, 1997           1000.33
                        January 1, 1998         1298.82
                        January 1, 1999         1670.01
                        January 1, 2000         2021.40
                        January 1, 2001         1837.37
                        January 1, 2002         1618.98
                        April 1, 2002           1622.23

Source: Baseline, April 1, 2002 (5 Year Chart beginning April 1, 1997)

The first quarter of 2002 offered few opportunities for growth investors and value stocks posted modest gains.^2 The Lipper Growth Fund index declined 2.5% vs. the 0.27% return of the S&P 500 and the 1.9% rise in the Lipper Value Fund index.^3 Small and mid-cap stocks also performed better than the broad market during the first quarter of 2002.^4

Remember that individual investors tend to look backwards and invest in last year's best performing sector. Recent mutual fund data suggest that large numbers of dollars are flowing to value funds now at the expense of growth funds as redemptions at Janus and other large growth fund complexes are at peak levels.^5 We suspect that investors may be making the same mistakes today that they did two years ago when they threw in the towel on value funds just as that style was poised to outperform. Our letter at that time discussed the retirements of famed value investors George Soros and Julian Robertson as investors thought they had lost their touch simply because the value style was out of favor. The recent departure of Jonathan Schoolar from the AIM family of funds may signal the bottom of the growth cycle just as Soros' and Robertson's retirements did with the value cycle two years ago. WST believes that Growth at

--------------------------
^2 Barron's April 1, 2002.
^3 Barron's April 1, 2002.
^4 Barron's April 1, 2002.
^5 Barron's April 1, 2002.

a Reasonable Price (GARP) investing allows us to avoid the huge cyclical swings between the growth and value styles and generate more consistent returns than either. Interestingly the long-term performance records of the two investment styles, growth and value, are almost identical, but each style suffers long stretches of underperformance that we seek to avoid. GARP investing seeks to reduce the volatility caused by style rotation and to generate more consistent returns.

                  Fixed Income Markets: Interest Rates Move Up

The strengthening economy was reflected in the fixed income markets during the first quarter of 2002 as institutional investors pushed bond prices lower and yields higher. One-year treasury rates moved up to 2.65% from 1.8% while ten-year rates moved up to 5.4% from a low of 4.18% by the end of the quarter.^6 The Fed maintained a neutral policy which kept short-term instruments at the 1.75% fed fund rate. Consequently money market yields were unchanged during the quarter.

Ironically investors had shifted over $80 billion into bond funds during 2001^7 just in time to suffer the beginning of this bearish phase for interest rates. As we mentioned above, retail investors are one of the best contrary indicators available for the direction of markets. The chart below shows that retail investors sold $60 billion worth of bond funds during 2000 when rates were at 6%
- 7% in order to purchase a record $170 billion in stock funds. They spent much of 2001 reversing these transactions and in the meantime shifted over $400 billion into money market funds when those funds were earning their lowest yields in over 40 years.

[Bar charts included here]:

   Equity Funds            Bond Funds              Money Market Funds
 Annual Net Flows       Annual Net Flows            Annual Net Flows
   ($ Billion)             ($ Billon)                 ($ Billion)
   -----------             ----------                 -----------

   1997 - 158              1997 -  36                  1997 - 150
   1998 - 103              1998 -  59                  1998 - 276
   1999 - 117              1998 -  -3                  1998 - 229
   2000 - 171              2000 - -59                  2000 - 228
   2001 -  29              2001 -  84                  2001 - 448


Source: AMG Data Services, U.S. Based Mutual Fund Flow Report, May 8, 2002

                     The Money Mountain: Starting To Crumble

We refer frequently to the huge amount of liquidity that has accumulated in money market funds over the past eighteen months. Wary investors, uncomfortable with the equity markets, have shifted most of this cash out of stocks and the total exceeded $2.3 trillion at the end of 2001.^8 This mountain of money represented over 23%^9 of the entire U.S. stock market's value as of February, a level not seen since the market bottom in October 1974.

--------------------------
^6 Baseline, April 1, 2002.
^7 AMG Data Services, U.S .Based Mutual Fund Flow Report, May 8, 2002 ^8 Investment Company Institute, Website, Mutual Fund Facts & Figures, March
   2002.
^9 Investment  Company  Institute,  Website,  Mutual Fund Facts & Figures, March
   2002, Bloomberg, April 1, 2002

If history repeats itself, and it usually does, much of this cash may find its way into asset classes that offer returns better than the 1-2% yields currently generated from money market funds. The first quarter of 2002 offered early signs that the trend has shifted as over $35 billion flowed into equity funds.^10 Any continuation or strengthening of this process of reallocation may have a dramatic effect on the equity markets. The $35 billion moved to stock funds this year already exceeds the $29 billion purchased during all of 2001. Our hope is that we are entering a period like 1991-1995 when $600 billion^11 moved from money market funds into other financial assets as the economy emerged from recession.

             Equity Sectors: Consumer Stocks Strong, Technology Weak

The market's volatility during the first quarter of 2002 overshadowed continued sector rotation, which presented challenges for growth and core portfolio managers. Sector returns ranged from a gain of 8.5% for consumer staple stocks to a loss of 15.5% for the telecommunications sector.^12 Once again this broad range of returns underscores the need for a diversified portfolio.

The Fund participated in the strength of the consumer sector through purchases like Anheuser-Busch and Kraft as well as more seasoned holdings like PepsiCo.^13 Valuation continues to be a key driver of stock performance and the "reasonable price" portion of the GARP equation has protected the Fund from the devastation suffered by so many growth managers over the past two years. We have often used the example of PepsiCo vs. Coca Cola as a model of GARP vs. classic growth and our position in PepsiCo has performed well as its valuation has expanded. We remain very bullish on the company as it continues to execute extremely well in both its beverage and snack businesses in the U.S. and abroad.

The telecommunications service sector was under siege during the quarter and the Fund did not escape unscathed. We sold WorldCom^14 as the deteriorating capital markets compounded the challenges in its core businesses. Fortunately our sell discipline led us to liquidate our position early in the first quarter of 2002 and limited our losses as the stock declined another 32% by quarter end.^15 We remain invested in two of the high quality stocks in the telecom sector, Alltel and Verizon^16, but we continue to watch events in the area closely as this sector has been hit hard by many of the issues challenging the overall market. Our faith in these companies is supported by our belief that demand for telecommunication services will rebound and grow robustly over the next five years due to growth in the Internet and other new data applications. Still, we are very aware that short-term volatility beyond a certain level is unacceptable and may require us to take to the sidelines until the timing of the telecom recovery is clearer.

Technology stocks also under-performed during the first quarter of 2002 with the sector declining 7.5%^17 overall. Wall Street has all but written off technology stocks in favor of cyclical companies or basic material stocks and we believe this trend presents an opportunity for us to own industry leaders in the most dynamic segment of the market at very reasonable prices. The Internet continues to grow in all dimensions: speed, applications, volume of content, users, etc. No mass technology has ever been adopted so quickly and renewed activity in the venture capital arena suggests that a number of new applications are close to fruition that will be no less revolutionary than Netscape, Google, or Amazon


--------------------------
^10 Investment Company Institute,  Website, Mutual Fund Facts & Figures,
    March 2002.
^11 AMG Data Services, U.S .Based Mutual Fund Flow Report, May 8, 2002 ^12 Baseline, April 1, 2002
^13 Holdings represent 2.6%, 2.8%, and 2.7% of the Fund, respectively.
^14 Holdings represented 2.2% of the Fund.
^15 Baseline, April 1, 2002
^16 Holdings represents 2.2% and 2.4% of the Fund, respectively.
^17 Baseline, April 1, 2002
were in their day. The installed base of PC's continues to age, and given the dearth of corporate spending over the past two years the situation may soon approach a critical point. The speed and processing power of a computer purchased in 1998 or 1999 in anticipation of Y2K will not be sufficient to support the new applications. The issues are similar outside of the PC sector as well as software applications, storage, and capital equipment should benefit from any pick up in spending. The Fund is well positioned for the up turn and purchases like Agilent and Nokia^18 have produced early gains. Our companies are reasonably priced and well positioned for strong growth as we own the best of breed companies in each industry including Dell in laptops, and Intel in semiconductors.

                     Market Outlook: Bullish on the Economy

Bear markets end when fundamentals improve or stocks get too cheap, and with the economy recovering the primary debate today is focused on valuation. Bears contend that a market price to earnings ratio above 20 limits stocks' appreciation potential. With the S&P 500 having posted a 24% rally and the NASDAQ a 50% rally from the market bottom on September 24, 2001 through January 7th of 2002^19, we would expect stocks to move sidewise as they are now. Our answer to the valuation question is the earnings potential of corporate America as the economy recovers. Think of the past two years as boot camp for companies; balance sheets are being cleaned up, inventories rationalized, and productivity enhanced through downsizing and technology. Not every company will survive, but we believe the strong ones will and when the recovery becomes more widespread they will be profit machines!

                                     Summary

By nature the stock market is volatile and unpredictable, but it is characterized by patterns that repeat themselves. Stock prices follow earnings. Human emotions create opportunities through mispriced securities. Our goal is to take advantage of those patterns by purchasing shares of high quality, consistently growing companies when they are reasonably priced. It sounds simple and it is; the challenge comes down to applying the discipline rigorously and staying with it when short-term volatility begins to seem like the long-term trend.

While we can't promise that stocks will go up this quarter or next we remain convinced that the path to wealth is through ownership of great companies, and our discipline is designed to find them for you and to buy them at reasonable prices.

On an administrative note, Wilbanks, Smith & Thomas is pleased to announce our move to newer and larger quarters in downtown Norfolk. We are scheduled to move down the street on June 1st and hope you will stop by for a visit when you are in town! Have a pleasant Spring!

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Eric T. Allard
Mark R. Warden

--------------------------
^18 Holdings represent 2.6% and 1.9% of the Fund respectively.
^19 Baseline, April 1, 2002

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                                 WST GROWTH FUND
                           Institutional Class Shares

                     Performance Update - $25,000 Investment

             For the period from September 30, 1997 (Date of Initial
                      Public Investment) to March 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                                  WST Growth
                              Fund Institutional          S&P 500 Total
                                 Class Shares             Return Index
--------------------------------------------------------------------------------
        9/30/97                     $25,000                 $25,000
       12/31/97                      25,502                  25,718
        3/31/98                      28,179                  29,306
        6/30/98                      28,453                  30,273
        9/30/98                      24,759                  27,262
       12/31/98                      30,575                  33,068
        3/31/99                      31,873                  34,715
        6/30/99                      33,670                  37,162
        9/30/99                      30,675                  34,842
       12/31/99                      34,893                  40,026
        3/31/00                      35,442                  40,944
        6/30/00                      34,444                  39,856
        9/30/00                      32,422                  39,470
       12/31/00                      30,151                  36,382
        3/31/01                      26,906                  32,069
        6/30/01                      26,606                  33,945
        9/30/01                      22,538                  28,963
       12/31/01                      25,159                  32,057
        3/31/02                      24,759                  32,146


This  graph  depicts  the  performance  of the  WST  Growth  Fund  (the  "Fund")
Institutional Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
        ---------------- --------------- -----------------------------
            One Year       Three Years      Since 9/30/97 (Date of
                                           Initial Public Investment)
        ---------------- --------------- -----------------------------
            (7.98)%          (8.07)%                (0.21)%
        ---------------- --------------- -----------------------------


>> The graph assumes an initial $25,000 investment at September 30, 1997 (date of initial public investment). All dividends and distributions are reinvested.

>> At March 31, 2002, the value of the Fund's Institutional Class Shares would have decreased to $24,759 - a cumulative total investment return of (0.96)% since September 30, 1997.

>> At March 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $32,146 - a cumulative total investment return of 28.58% since September 30, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.26%

      Aerospace & Defense - 2.64%
           Lockheed Martin Corporation .............................................                   7,500             $   431,850
                                                                                                                         -----------

      Beverages - 2.68%
           PepsiCo, Inc. ...........................................................                   8,500                 437,750
                                                                                                                         -----------

      Biopharmaceuticals - 2.48%
           Pharmacia Corporation ...................................................                   9,000                 405,720
                                                                                                                         -----------

      Brewery - 2.56%
           Anheuser-Busch Companies, Inc. ..........................................                   8,000                 417,600
                                                                                                                         -----------

      Broadcast - Cable - 2.34%
        (a)Comcast Corporation .....................................................                  12,000                 381,600
                                                                                                                         -----------

      Computers - 4.15%
        (a)Dell Computer Corporation ...............................................                  14,000                 365,540
           International Business Machines Corporation .............................                   3,000                 312,000
                                                                                                                         -----------
                                                                                                                             677,540
                                                                                                                         -----------
      Computer Software & Services - 9.58%
        (a)AOL Time Warner Inc. ....................................................                  20,000                 473,000
           First Data Corporation ..................................................                   5,000                 436,250
        (a)Microsoft Corporation ...................................................                   6,000                 361,860
        (a)Oracle Corporation ......................................................                  23,000                 294,400
                                                                                                                         -----------
                                                                                                                           1,565,510
                                                                                                                         -----------
      Electrical Equipment - 3.16%
           Emerson Electric Company ................................................                   9,000                 516,510
                                                                                                                         -----------

      Electronics - Semiconductor - 7.13%
        (a)Agilent Technologies, Inc. ..............................................                  11,000                 419,520
           Intel Corporation .......................................................                  12,000                 364,920
           Texas Instruments Incorporated ..........................................                  11,500                 380,650
                                                                                                                         -----------
                                                                                                                           1,165,090
                                                                                                                         -----------
      Entertainment - 5.94%
           The Walt Disney Company .................................................                  19,000                 438,900
        (a)Viacom Inc. .............................................................                  11,000                 532,070
                                                                                                                         -----------
                                                                                                                             970,970
                                                                                                                         -----------
      Financial - Banks, Money Centers - 6.19%
           Citigroup Inc. ..........................................................                  11,166                 553,275
           Morgan Stanley Dean Witter & Co. ........................................                   8,000                 458,560
                                                                                                                         -----------
                                                                                                                           1,011,835
                                                                                                                         -----------
      Food - Miscellaneous - 2.84%
           Kraft Foods Inc. ........................................................                  12,000                 463,800
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 6.68%
           AFLAC INCORPORATED .....................................................                   16,000             $   472,000
           Marsh & McLennan Companies, Inc. .......................................                    5,500                 620,070
                                                                                                                         -----------
                                                                                                                           1,092,070
                                                                                                                         -----------
      Insurance - Multiline - 2.32%
           American International Group, Inc. .....................................                    5,250                 378,683
                                                                                                                         -----------

      Machine - Construction & Mining - 2.96%
           Caterpillar Inc. .......................................................                    8,500                 483,225
                                                                                                                         -----------

      Medical - Biotechnology - 2.45%
        (a)Amgen Inc. .............................................................                    6,700                 399,856
                                                                                                                         -----------

      Medical Supplies - 2.39%
           Johnson & Johnson ......................................................                    6,000                 389,700
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.88%
           Schlumberger Limited ...................................................                    8,000                 470,560
                                                                                                                         -----------

      Oil & Gas - Exploration - 3.22%
           Exxon Mobil Corporation ................................................                   12,000                 525,960
                                                                                                                         -----------

      Packaging & Containers - 3.17%
           Kimberly - Clark Corporation ...........................................                    8,000                 517,200
                                                                                                                         -----------

      Pharmaceuticals - 4.90%
           Merck & Co., Inc. ......................................................                    7,000                 403,060
           Pfizer Inc. ............................................................                   10,000                 397,400
                                                                                                                         -----------
                                                                                                                             800,460
                                                                                                                         -----------
      Publishing - Newspaper - 2.49%
           The New York Times Company .............................................                    8,500                 406,810
                                                                                                                         -----------

      Retail - Specialty Line - 2.57%
           RadioShack Corporation .................................................                   14,000                 420,000
                                                                                                                         -----------

      Telecommunications - 6.54%
           ALLTEL Corporation .....................................................                    6,500                 361,075
           Verizon Communications Inc. ............................................                    8,600                 396,460
           Nokia Oyj - ADR ........................................................                   15,000                 311,550
                                                                                                                         -----------
                                                                                                                           1,069,085
                                                                                                                         -----------

           Total Common Stocks (Cost $14,674,233) ..........................................................              15,399,384
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.96%

      Evergreen Select Money Market Fund Class IS #695 ............................                  236,072             $   236,072
      Evergreen Select Money Market Fund Class I #495 .............................                  736,755                 736,755
                                                                                                                         -----------

           Total Investment Companies (Cost $972,827) ......................................................                 972,827
                                                                                                                         -----------


Total Value of Investments (Cost $15,647,060 (b)) .................................                   100.22 %          $16,372,211
Liabilities in Excess of Other Assets .............................................                    (0.22)%              (36,080)
                                                                                                      ------            -----------
      Net Assets ..................................................................                   100.00 %          $16,336,131
                                                                                                      ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $15,653,999. Unrealized appreciation/ (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $ 1,667,227
           Unrealized depreciation .........................................................................               (949,015)
                                                                                                                        -----------

                      Net unrealized appreciation ..........................................................            $   718,212
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt















See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $15,647,060) ........................................................                $ 16,372,211
      Income receivable ...............................................................................                      14,514
      Receivable for fund shares sold .................................................................                         531
      Prepaid expenses ................................................................................                       3,888
      Deferred organization expenses, net (note 4) ....................................................                       4,071
                                                                                                                       ------------

           Total assets ...............................................................................                  16,395,215
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      34,016
      Payable for fund shares redeemed ................................................................                       1,500
      Disbursements in excess of cash on demand deposit ...............................................                      22,811
      Other liabilities ...............................................................................                         757
                                                                                                                       ------------

           Total liabilities ..........................................................................                      59,084
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 16,336,131
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 18,262,552
      Accumulated net realized loss on investments ....................................................                  (2,651,572)
      Net unrealized appreciation on investments ......................................................                     725,151
                                                                                                                       ------------
                                                                                                                       $ 16,336,131
                                                                                                                       ============
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($387,977 / 40,291 shares) .................................................................                $       9.63
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($14,322,067 / 1,443,866 shares) ...........................................................                $       9.92
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,626,087 / 167,722 shares) ..............................................................                $       9.70
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $9.70) .........................................                $      10.08
                                                                                                                       ============












See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   184,253
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  122,175
           Fund administration fees (note 2) .............................................................                   28,510
           Distribution and service fees - Investor Class Shares (note 3) ................................                    8,622
           Distribution and service fees - Class C Shares (note 3) .......................................                    3,164
           Custody fees ..................................................................................                    7,925
           Registration and filing administration fees (note 2) ..........................................                    6,381
           Fund accounting fees (note 2) .................................................................                   46,629
           Audit fees ....................................................................................                   16,895
           Legal fees ....................................................................................                   12,334
           Securities pricing fees .......................................................................                    3,192
           Shareholder recordkeeping fees ................................................................                   30,000
           Shareholder servicing expenses ................................................................                    7,656
           Registration and filing expenses ..............................................................                    9,823
           Printing expenses .............................................................................                    9,936
           Amortization of deferred organization expenses (note 4) .......................................                    8,227
           Trustee fees and meeting expenses .............................................................                    3,989
           Other operating expenses ......................................................................                    7,056
                                                                                                                        -----------

               Total expenses ............................................................................                  332,514
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (35,613)
                                                                                                                        -----------

               Net expenses ..............................................................................                  296,901
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (112,648)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (2,240,369)
      Decrease in unrealized depreciation on investments .................................................                1,067,631
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,172,738)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,285,386)
                                                                                                                        ===========








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                         March 31,        March 31,
                                                                                                           2002             2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................                   $  (112,648)     $  (152,642)
         Net realized (loss) gain from investment transactions .....................                    (2,240,369)         765,833
         (Decrease) increase in unrealized depreciation on investments .............                     1,067,631       (5,697,958)
                                                                                                       -----------      -----------
              Net decrease in net assets resulting from operations .................                    (1,285,386)      (5,084,767)
                                                                                                       -----------      -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                       796,419           75,933
                                                                                                       -----------      -----------

                     Total decrease in net assets ..................................                      (488,967)      (5,008,834)

NET ASSETS
     Beginning of year .............................................................                    16,825,098       21,833,932
                                                                                                       -----------      -----------

     End of year ...................................................................                   $16,336,131      $16,825,098
                                                                                                       ===========      ===========


(a) A summary of capital share activity follows:
                                                                     ---------------------------------------------------------------
                                                                               Year ended                        Year ended
                                                                             March 31, 2002                    March 31, 2001
                                                                        Shares           Value            Shares           Value
                                                                     ---------------------------------------------------------------
----------------------------------------------------
                   CLASS C SHARES
----------------------------------------------------
Shares sold ........................................                           0      $         0           23,456      $   283,691
Shares redeemed ....................................                      (4,564)         (45,277)         (11,052)        (137,035)
                                                                     -----------      -----------      -----------      -----------
     Net (decrease) increase .......................                      (4,564)     $   (45,277)          12,404      $   146,656
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
             INSTITUTIONAL CLASS SHARES
----------------------------------------------------
Shares sold ........................................                     230,821      $ 2,286,349          364,928      $ 4,545,241
Shares redeemed ....................................                    (124,021)      (1,282,602)        (206,613)      (2,601,649)
                                                                     -----------      -----------      -----------      -----------
     Net increase ..................................                     106,800      $ 1,003,747          158,315      $ 1,943,592
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
               INVESTOR CLASS SHARES
----------------------------------------------------
Shares sold ........................................                      16,127      $   167,954           21,742      $   280,289
Shares redeemed ....................................                     (32,352)        (330,005)        (168,984)      (2,294,604)
                                                                     -----------      -----------      -----------      -----------
     Net decrease ..................................                     (16,225)     $  (162,051)        (147,242)     $(2,014,315)
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
                   FUND SUMMARY
----------------------------------------------------
Shares sold ........................................                     246,948      $ 2,454,303          410,126      $ 5,109,221
Shares redeemed ....................................                    (160,937)      (1,657,884)        (386,649)      (5,033,288)
                                                                     -----------      -----------      -----------      -----------
     Net increase ..................................                      86,011      $   796,419           23,477      $    75,933
                                                                     ===========      ===========      ===========      ===========








See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                   March 31,         March 31,         March 31,
                                                                                     2002              2001            2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................        $   10.54         $   13.99         $   13.05

      (Loss) income from investment operations
           Net investment loss ...........................................            (0.17)            (0.16)            (0.06)
           Net realized and unrealized (loss) gain on investments ........            (0.74)            (3.29)             1.00
                                                                                  ---------         ---------         ---------

               Total from investment operations ..........................            (0.91)            (3.45)             0.94
                                                                                  ---------         ---------         ---------

Net asset value, end of period ...........................................        $    9.63         $   10.54         $   13.99
                                                                                  =========         =========         =========

Total return .............................................................            (8.63)%          (24.66)%            7.20 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period ..........................................        $ 387,977         $ 472,698         $ 453,984
                                                                                  =========         =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................             2.72 %            2.44 %            2.45 %(b)
           After expense reimbursements and waived fees ..................             2.50 %            2.44 %            2.34 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .................            (1.59)%           (1.45)%           (1.30)%(b)
           After expense reimbursements and waived fees ..................            (1.37)%           (1.45)%           (1.19)%(b)

      Portfolio turnover rate ............................................            49.97 %           74.25 %           50.40 %


(a)   For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b)   Annualized.













See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended    Year ended   Year ended    Year ended
                                                              March 31,     March 31,     March 31,    March 31,     March 31,
                                                                2002          2001          2000         1999        1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $     10.77   $     14.20   $     12.77   $     11.29   $     10.02

      (Loss) income from investment operations
           Net investment loss .........................          (0.06)        (0.08)        (0.04)         0.00          0.00
           Net realized and unrealized (loss) gain
               on investments ..........................          (0.79)        (3.35)         1.47          1.48          1.27
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........          (0.85)        (3.43)         1.43          1.48          1.27
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................    $      9.92   $     10.77   $     14.20   $     12.77   $     11.29
                                                            ===========   ===========   ===========   ===========   ===========

Total return ...........................................          (7.98)%      (24.08)%       11.20 %       13.11 %       12.72 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................    $14,322,067   $14,405,659   $16,737,026   $11,419,391   $ 6,376,193
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.97 %        1.68 %        1.68 %        2.08 %        3.15 %(b)
           After expense reimbursements and waived fees            1.75 %        1.68 %        1.60 %        1.75 %        1.75 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.84)%       (0.69)%       (0.45)%       (0.35)%       (1.31)%(b)
           After expense reimbursements and waived fees           (0.62)%       (0.69)%       (0.37)%       (0.01)%        0.09 %(b)

      Portfolio turnover rate ..........................          49.97 %       74.25 %       50.40 %       31.11 %       23.64 %


(a)   For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.

(b)   Annualized.













See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended    Year ended   Year ended    Year ended
                                                              March 31,     March 31,     March 31,    March 31,     March 31,
                                                                2002          2001          2000         1999        1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $     10.58   $     14.02   $     12.67   $     11.26   $     10.22

      (Loss) income from investment operations
           Net investment loss .........................          (0.13)        (0.18)        (0.10)        (0.04)        (0.01)
           Net realized and unrealized gain (loss)
               on investments ..........................          (0.75)        (3.26)         1.45          1.45          1.05
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........          (0.88)        (3.44)         1.35          1.41          1.04
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................    $      9.70   $     10.58   $     14.02   $     12.67   $     11.26
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) .......................................          (8.40)%      (24.47)%       10.66 %       12.52 %        10.19 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................    $ 1,626,087   $ 1,946,741   $ 4,642,922   $ 2,539,131   $   763,186
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.47 %        2.14 %        2.15 %        2.56 %        3.63 %(c)
           After expense reimbursements and waived fees            2.25 %        2.14 %        2.10 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.34)%       (1.13)%       (0.93)%       (0.84)%       (1.70)%(c)
           After expense reimbursements and waived fees           (1.12)%       (1.13)%       (0.88)%       (0.53)%       (0.31)%(c)

      Portfolio turnover rate ..........................          49.97 %       74.25 %       50.40 %       31.11 %       23.64 %


(a)   For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b)   Total return does not reflect payment of sales charge.

(c)   Annualized.











See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust (the "Trustees") approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

      Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            The Fund has capital loss carryforwards for federal income tax purposes of $1,606,471, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008 and $1,203,981 expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



            Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

      The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $35,613 ($0.02 per share) for the year ended March 31, 2002.

      The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

      Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2002, the Distributor retained sales charges in the amount of $163.

      Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

      The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

      The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $8,622 of such expenses for the Investor Class Shares and $3,164 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2002.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

      Purchases and sales of investments, other than short-term investments, aggregated $8,046,052 and $7,665,887, respectively, for the year ended March 31, 2002.

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the WST Growth Fund (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.


---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------


Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers where replies not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002

__________
Deloitte
Touche
Tohmatsu
__________

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










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




________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________

                                    Wilbanks
                                     Smith &       [Logo]
                                     Thomas


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II


                              INVESTOR CLASS SHARES


                                  Annual Report

                        FOR THE YEAR ENDED MARCH 31, 2002


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

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

Wilbanks, Smith & Thomas
Asset Management, LLC
___________________________
One Commercial Place, Suite 1450, Norfolk, VA  23510
757-623-3676      757-627-2943 FAX         wstam.com



                                 WST Growth Fund
                          Annual Report - May 24, 2002
                                 Investor Shares

      "The absent are never without fault. Nor the present without excuse."
                                                               Benjamin Franklin

                           "[Exit, pursued by a bear]"
                                                             William Shakespeare

In March of 2002 we passed the second anniversary of the S&P 500's all time high with little fanfare and absolutely no celebration. Along with the worst bear market since 1974 the past two years brought us a recession, a loss of confidence in the integrity of corporate America, and unspeakable horror in the form of terrorism. In recent weeks the Middle East has erupted in a bloodbath of suicide bombings and military strikes, and peace seems far off.

In the arena of finance, millions of Americans who once thought themselves secure are now facing real questions about their financial health. Unfortunately this group includes not only individuals who worked for problem companies like Enron but also conservative, well diversified investors who have seen the values of their retirement plans drop with the market. The strong economic numbers that we discuss in detail below are a testament to the resilience of the American people. We are moving forward with a heightened sense of purpose and resolve just as we have at each challenging point in our history.

We need to remind ourselves that the most prosperous times we have enjoyed as a nation have come on the heels of crises. Along with the challenges of a broader U.S. presence overseas comes an opportunity to expand the global marketplace and decrease barriers to trade worldwide. We believe infrastructure and technology expansion along with increased globalization will be the drivers of the next bull market. In this letter we seek to remind you that despite all of the headwinds the market faces now the fundamentals remain in place for continued prosperity.

In an age where investors are encouraged to focus on quarterly, monthly and even daily returns, we still expect that over long periods of time stocks will be by far the best performing asset class. Despite bear markets and periods of high volatility, it is our belief that investors who patiently stay the course and remain invested in high quality stocks will enjoy returns far in excess of those earned by bondholders or investors who hoard cash.

The twelve month period ending March 31, 2002, which coincides with the Fiscal Year of the WST Growth Fund, saw huge volatility but little progress in stock prices. From its March 31, 2001 close the S&P 5001 was up as much as 13% on May 22 and down as much as 16% on September 21 before closing at essentially the same level that it began the twelve month period.


--------------------------
^1 Baseline, April 1, 2002

                       Market Overview - More of the Same

In assessing the outlook for stocks we begin with a look back at the problems of the past two years. As we have often said stock prices ultimately follow earnings growth, and the market correction has been a purging of the excesses of the late `90s. Stock prices far outran earnings growth for a time and the market is waiting for corporate earnings to grow to a point where stocks look inexpensive again. In some cases they already do, and in other cases there is much work still to be done. History reveals financial corrections of some magnitude every three to five years. The accounting problems epitomized by the Enron debacle are not unlike the hedge fund crisis of 1997-98, the Latin
American debt crisis of 1994 or the $600 billion collapse of the savings and loan industry in 1992. Looking back even further it was the use of portfolio insurance during the mid 1980s that led to the stock market crash in October of 1987. Each of these events was painful in its time yet each led to measures that have strengthened the world economy and markets and none was more than a temporary setback in the upward march of U.S. equity prices.

Events centered in Houston and Washington were largely responsible for the market volatility of the first quarter. The quote by Benjamin Franklin above is apropos of these events as all parties sought to blame someone other than themselves. Corporate executives, accountants, bankers and regulators all sought to extricate themselves from a mess that could not have occurred without their complicity. Individual and institutional investors alike had good reason to lose confidence in our corporate reporting system as they watched the Enron investigation unfold on Capital Hill. The silver lining to this embarrassing cloud should be improved corporate disclosure and accounting practices.

                   The U.S. Economy: The Sleeping Giant Awakes

Our 12/31/01 quarterly letter discussed in detail the positive impact of low interest rates on the U.S. economy. The adage which advises "don't fight the Fed" is one worth heeding and the Fed had shown its determination to get the U.S. economy rolling again by cutting interest rates eleven times. These rate cuts were a timely offset to the deleveraging of the technology bubble that was driven primarily by inventory write-downs and corporate downsizing. The net effect was a very shallow recession and surprisingly strong 1.7% GDP growth during the fourth quarter of 2001. This strength is particularly surprising when viewed in the context of the events of September 11th, which set the recovery back by three to six months.

The forecasting ability of Wall Street's economists was called into question again by their misforecast of economic growth in the first quarter of 2002. In January they called for flat or only slightly positive economic performance but when the dust settled the economy weighed in with a very strong 5.8% in economic growth. Again, inventories seem to have been the key as restocking on the heels of the largest drop in inventory levels in 25 years has proven to be a very powerful driver for the past few months. Also surprising was the ongoing strength of consumer spending.

Both stock and bond investors have taken notice of the improving economy. Stock prices have recovered from their February lows as investors focus on improving profits while bond prices have faltered and yields moved significantly higher as investors prepare for the next cycle of Fed tightening. As first quarter 2002 profit reports begin it is clear that certain sectors of the economy are not completely out of the woods yet, but we believe that both the economy and profits will continue to strengthen this year.

                  Investment Results: Value Outperforms Growth

A glance at the following chart reveals an unhappy fact that most investors are well aware of. The stock market (as measured by the S&P 500) is over 8% lower as of April 1st, including dividends, than it was three years ago. Looking back a year further you notice that stock prices are at about the same level achieved in July of 1998, almost four years ago. Four years of investing with no gains has surely pushed many investors close to their pain or at least their patience threshold.

[Line graph included here]:

                           S&P 500 TOTAL RETURN(SPYZ)

                        April 1, 1997           1000.33
                        January 1, 1998         1298.82
                        January 1, 1999         1670.01
                        January 1, 2000         2021.40
                        January 1, 2001         1837.37
                        January 1, 2002         1618.98
                        April 1, 2002           1622.23

Source: Baseline, April 1, 2002 (5 Year Chart beginning April 1, 1997)

The first quarter of 2002 offered few opportunities for growth investors and value stocks posted modest gains.^2 The Lipper Growth Fund index declined 2.5% vs. the 0.27% return of the S&P 500 and the 1.9% rise in the Lipper Value Fund index.^3 Small and mid-cap stocks also performed better than the broad market during the first quarter of 2002.^4

Remember that individual investors tend to look backwards and invest in last year's best performing sector. Recent mutual fund data suggest that large numbers of dollars are flowing to value funds now at the expense of growth funds as redemptions at Janus and other large growth fund complexes are at peak levels.^5 We suspect that investors may be making the same mistakes today that they did two years ago when they threw in the towel on value funds just as that style was poised to outperform. Our letter at that time discussed the retirements of famed value investors George Soros and Julian Robertson as investors thought they had lost their touch simply because the value style was out of favor. The recent departure of Jonathan Schoolar from the AIM family of funds may signal the bottom of the growth cycle just as Soros' and Robertson's retirements did with the value cycle two years ago. WST believes that Growth at

--------------------------
^2 Barron's April 1, 2002.
^3 Barron's April 1, 2002.
^4 Barron's April 1, 2002.
^5 Barron's April 1, 2002.

a Reasonable Price (GARP) investing allows us to avoid the huge cyclical swings between the growth and value styles and generate more consistent returns than either. Interestingly the long-term performance records of the two investment styles, growth and value, are almost identical, but each style suffers long stretches of underperformance that we seek to avoid. GARP investing seeks to reduce the volatility caused by style rotation and to generate more consistent returns.

                  Fixed Income Markets: Interest Rates Move Up

The strengthening economy was reflected in the fixed income markets during the first quarter of 2002 as institutional investors pushed bond prices lower and yields higher. One-year treasury rates moved up to 2.65% from 1.8% while ten-year rates moved up to 5.4% from a low of 4.18% by the end of the quarter.^6 The Fed maintained a neutral policy which kept short-term instruments at the 1.75% fed fund rate. Consequently money market yields were unchanged during the quarter.

Ironically investors had shifted over $80 billion into bond funds during 2001^7 just in time to suffer the beginning of this bearish phase for interest rates. As we mentioned above, retail investors are one of the best contrary indicators available for the direction of markets. The chart below shows that retail investors sold $60 billion worth of bond funds during 2000 when rates were at 6%
- 7% in order to purchase a record $170 billion in stock funds. They spent much of 2001 reversing these transactions and in the meantime shifted over $400 billion into money market funds when those funds were earning their lowest yields in over 40 years.

[Bar charts included here]:

   Equity Funds            Bond Funds              Money Market Funds
 Annual Net Flows       Annual Net Flows            Annual Net Flows
   ($ Billion)             ($ Billon)                 ($ Billion)
   -----------             ----------                 -----------

   1997 - 158              1997 -  36                  1997 - 150
   1998 - 103              1998 -  59                  1998 - 276
   1999 - 117              1998 -  -3                  1998 - 229
   2000 - 171              2000 - -59                  2000 - 228
   2001 -  29              2001 -  84                  2001 - 448


Source: AMG Data Services, U.S. Based Mutual Fund Flow Report, May 8, 2002

                     The Money Mountain: Starting To Crumble

We refer frequently to the huge amount of liquidity that has accumulated in money market funds over the past eighteen months. Wary investors, uncomfortable with the equity markets, have shifted most of this cash out of stocks and the total exceeded $2.3 trillion at the end of 2001.^8 This mountain of money represented over 23%^9 of the entire U.S. stock market's value as of February, a level not seen since the market bottom in October 1974.

--------------------------
^6 Baseline, April 1, 2002.
^7 AMG Data Services, U.S .Based Mutual Fund Flow Report, May 8, 2002 ^8 Investment Company Institute, Website, Mutual Fund Facts & Figures, March
   2002.
^9 Investment  Company  Institute,  Website,  Mutual Fund Facts & Figures, March
   2002, Bloomberg, April 1, 2002

If history repeats itself, and it usually does, much of this cash may find its way into asset classes that offer returns better than the 1-2% yields currently generated from money market funds. The first quarter of 2002 offered early signs that the trend has shifted as over $35 billion flowed into equity funds.^10 Any continuation or strengthening of this process of reallocation may have a dramatic effect on the equity markets. The $35 billion moved to stock funds this year already exceeds the $29 billion purchased during all of 2001. Our hope is that we are entering a period like 1991-1995 when $600 billion^11 moved from money market funds into other financial assets as the economy emerged from recession.

             Equity Sectors: Consumer Stocks Strong, Technology Weak

The market's volatility during the first quarter of 2002 overshadowed continued sector rotation, which presented challenges for growth and core portfolio managers. Sector returns ranged from a gain of 8.5% for consumer staple stocks to a loss of 15.5% for the telecommunications sector.^12 Once again this broad range of returns underscores the need for a diversified portfolio.

The Fund participated in the strength of the consumer sector through purchases like Anheuser-Busch and Kraft as well as more seasoned holdings like PepsiCo.^13 Valuation continues to be a key driver of stock performance and the "reasonable price" portion of the GARP equation has protected the Fund from the devastation suffered by so many growth managers over the past two years. We have often used the example of PepsiCo vs. Coca Cola as a model of GARP vs. classic growth and our position in PepsiCo has performed well as its valuation has expanded. We remain very bullish on the company as it continues to execute extremely well in both its beverage and snack businesses in the U.S. and abroad.

The telecommunications service sector was under siege during the quarter and the Fund did not escape unscathed. We sold WorldCom^14 as the deteriorating capital markets compounded the challenges in its core businesses. Fortunately our sell discipline led us to liquidate our position early in the first quarter of 2002 and limited our losses as the stock declined another 32% by quarter end.^15 We remain invested in two of the high quality stocks in the telecom sector, Alltel and Verizon^16, but we continue to watch events in the area closely as this sector has been hit hard by many of the issues challenging the overall market. Our faith in these companies is supported by our belief that demand for telecommunication services will rebound and grow robustly over the next five years due to growth in the Internet and other new data applications. Still, we are very aware that short-term volatility beyond a certain level is unacceptable and may require us to take to the sidelines until the timing of the telecom recovery is clearer.

Technology stocks also under-performed during the first quarter of 2002 with the sector declining 7.5%^17 overall. Wall Street has all but written off technology stocks in favor of cyclical companies or basic material stocks and we believe this trend presents an opportunity for us to own industry leaders in the most dynamic segment of the market at very reasonable prices. The Internet continues to grow in all dimensions: speed, applications, volume of content, users, etc. No mass technology has ever been adopted so quickly and renewed activity in the venture capital arena suggests that a number of new applications are close to fruition that will be no less revolutionary than Netscape, Google, or Amazon


--------------------------
^10 Investment Company Institute,  Website, Mutual Fund Facts & Figures,
    March 2002.
^11 AMG Data Services, U.S .Based Mutual Fund Flow Report, May 8, 2002 ^12 Baseline, April 1, 2002
^13 Holdings represent 2.6%, 2.8%, and 2.7% of the Fund, respectively.
^14 Holdings represented 2.2% of the Fund.
^15 Baseline, April 1, 2002
^16 Holdings represents 2.2% and 2.4% of the Fund, respectively.
^17 Baseline, April 1, 2002
were in their day. The installed base of PC's continues to age, and given the dearth of corporate spending over the past two years the situation may soon approach a critical point. The speed and processing power of a computer purchased in 1998 or 1999 in anticipation of Y2K will not be sufficient to support the new applications. The issues are similar outside of the PC sector as well as software applications, storage, and capital equipment should benefit from any pick up in spending. The Fund is well positioned for the up turn and purchases like Agilent and Nokia^18 have produced early gains. Our companies are reasonably priced and well positioned for strong growth as we own the best of breed companies in each industry including Dell in laptops, and Intel in semiconductors.

                     Market Outlook: Bullish on the Economy

Bear markets end when fundamentals improve or stocks get too cheap, and with the economy recovering the primary debate today is focused on valuation. Bears contend that a market price to earnings ratio above 20 limits stocks' appreciation potential. With the S&P 500 having posted a 24% rally and the NASDAQ a 50% rally from the market bottom on September 24, 2001 through January 7th of 2002^19, we would expect stocks to move sidewise as they are now. Our answer to the valuation question is the earnings potential of corporate America as the economy recovers. Think of the past two years as boot camp for companies; balance sheets are being cleaned up, inventories rationalized, and productivity enhanced through downsizing and technology. Not every company will survive, but we believe the strong ones will and when the recovery becomes more widespread they will be profit machines!

                                     Summary

By nature the stock market is volatile and unpredictable, but it is characterized by patterns that repeat themselves. Stock prices follow earnings. Human emotions create opportunities through mispriced securities. Our goal is to take advantage of those patterns by purchasing shares of high quality, consistently growing companies when they are reasonably priced. It sounds simple and it is; the challenge comes down to applying the discipline rigorously and staying with it when short-term volatility begins to seem like the long-term trend.

While we can't promise that stocks will go up this quarter or next we remain convinced that the path to wealth is through ownership of great companies, and our discipline is designed to find them for you and to buy them at reasonable prices.

On an administrative note, Wilbanks, Smith & Thomas is pleased to announce our move to newer and larger quarters in downtown Norfolk. We are scheduled to move down the street on June 1st and hope you will stop by for a visit when you are in town! Have a pleasant Spring!

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Eric T. Allard
Mark R. Warden





--------------------------
^18 Holdings represent 2.6% and 1.9% of the Fund respectively.
^19 Baseline, April 1, 2002

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                                 WST GROWTH FUND
                              Investor Class Shares

                     Performance Update - $10,000 Investment

              For the period from October 3, 1997 (Date of Initial
                      Public Investment) to March 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------
                          WST Growth Fund             S&P 500 Total
                        Investor Class Shares          Return Index
--------------------------------------------------------------------------------
   10/3/97                    $9,625                    $10,000
  12/31/97                     9,607                     10,096
   3/31/98                    10,606                     11,505
   6/30/98                    10,701                     11,885
   9/30/98                     9,297                     10,702
  12/31/98                    11,463                     12,982
   3/31/99                    11,934                     13,629
   6/30/99                    12,593                     14,589
   9/30/99                    11,454                     13,678
  12/31/99                    13,017                     15,713
   3/31/00                    13,206                     16,074
   6/30/00                    12,819                     15,647
   9/30/00                    12,056                     15,495
  12/31/00                    11,190                     14,283
   3/31/01                     9,975                     12,590
   6/30/01                     9,994                     13,326
   9/30/01                     8,336                     11,370
  12/31/01                     9,297                     12,585
   3/31/02                     9,136                     12,620


This graph depicts the performance of the WST Growth Fund (the "Fund") Investor Class Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
-------------------------- ---------- ------------- --------------------------
                            One Year   Three Years   Since 10/3/97 (Date of
                                                     Initial Public Investment)
-------------------------- ---------- ------------- --------------------------
      No Sales Load          (8.40)%     (8.52)%              (1.15)%
-------------------------- ---------- ------------- --------------------------
 3.75% Maximum Sales Load   (11.84)%     (9.68)%              (1.99)%
-------------------------- ---------- ------------- --------------------------


>> The graph assumes an initial $10,000 investment ($9,625 after a maximum sales load of 3.75%) at October 3, 1997 (date of initial public investment). All dividends and distributions are reinvested.

>> At March 31, 2002, the value of the Fund's Investor Class Shares would have decreased to $9,136 - a cumulative total investment return of (8.64)% since October 3, 1997. Without the deduction of the 3.75% maximum sales load, the Fund's Investor Class Shares would have decreased to $9,492 - a cumulative total investment return of (5.08)% since October 3, 1997.

>> At March 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $12,620 - a cumulative total investment return of 26.20% since October 3, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.26%

      Aerospace & Defense - 2.64%
           Lockheed Martin Corporation .............................................                   7,500             $   431,850
                                                                                                                         -----------

      Beverages - 2.68%
           PepsiCo, Inc. ...........................................................                   8,500                 437,750
                                                                                                                         -----------

      Biopharmaceuticals - 2.48%
           Pharmacia Corporation ...................................................                   9,000                 405,720
                                                                                                                         -----------

      Brewery - 2.56%
           Anheuser-Busch Companies, Inc. ..........................................                   8,000                 417,600
                                                                                                                         -----------

      Broadcast - Cable - 2.34%
        (a)Comcast Corporation .....................................................                  12,000                 381,600
                                                                                                                         -----------

      Computers - 4.15%
        (a)Dell Computer Corporation ...............................................                  14,000                 365,540
           International Business Machines Corporation .............................                   3,000                 312,000
                                                                                                                         -----------
                                                                                                                             677,540
                                                                                                                         -----------
      Computer Software & Services - 9.58%
        (a)AOL Time Warner Inc. ....................................................                  20,000                 473,000
           First Data Corporation ..................................................                   5,000                 436,250
        (a)Microsoft Corporation ...................................................                   6,000                 361,860
        (a)Oracle Corporation ......................................................                  23,000                 294,400
                                                                                                                         -----------
                                                                                                                           1,565,510
                                                                                                                         -----------
      Electrical Equipment - 3.16%
           Emerson Electric Company ................................................                   9,000                 516,510
                                                                                                                         -----------

      Electronics - Semiconductor - 7.13%
        (a)Agilent Technologies, Inc. ..............................................                  11,000                 419,520
           Intel Corporation .......................................................                  12,000                 364,920
           Texas Instruments Incorporated ..........................................                  11,500                 380,650
                                                                                                                         -----------
                                                                                                                           1,165,090
                                                                                                                         -----------
      Entertainment - 5.94%
           The Walt Disney Company .................................................                  19,000                 438,900
        (a)Viacom Inc. .............................................................                  11,000                 532,070
                                                                                                                         -----------
                                                                                                                             970,970
                                                                                                                         -----------
      Financial - Banks, Money Centers - 6.19%
           Citigroup Inc. ..........................................................                  11,166                 553,275
           Morgan Stanley Dean Witter & Co. ........................................                   8,000                 458,560
                                                                                                                         -----------
                                                                                                                           1,011,835
                                                                                                                         -----------
      Food - Miscellaneous - 2.84%
           Kraft Foods Inc. ........................................................                  12,000                 463,800
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 6.68%
           AFLAC INCORPORATED .....................................................                   16,000             $   472,000
           Marsh & McLennan Companies, Inc. .......................................                    5,500                 620,070
                                                                                                                         -----------
                                                                                                                           1,092,070
                                                                                                                         -----------
      Insurance - Multiline - 2.32%
           American International Group, Inc. .....................................                    5,250                 378,683
                                                                                                                         -----------

      Machine - Construction & Mining - 2.96%
           Caterpillar Inc. .......................................................                    8,500                 483,225
                                                                                                                         -----------

      Medical - Biotechnology - 2.45%
        (a)Amgen Inc. .............................................................                    6,700                 399,856
                                                                                                                         -----------

      Medical Supplies - 2.39%
           Johnson & Johnson ......................................................                    6,000                 389,700
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.88%
           Schlumberger Limited ...................................................                    8,000                 470,560
                                                                                                                         -----------

      Oil & Gas - Exploration - 3.22%
           Exxon Mobil Corporation ................................................                   12,000                 525,960
                                                                                                                         -----------

      Packaging & Containers - 3.17%
           Kimberly - Clark Corporation ...........................................                    8,000                 517,200
                                                                                                                         -----------

      Pharmaceuticals - 4.90%
           Merck & Co., Inc. ......................................................                    7,000                 403,060
           Pfizer Inc. ............................................................                   10,000                 397,400
                                                                                                                         -----------
                                                                                                                             800,460
                                                                                                                         -----------
      Publishing - Newspaper - 2.49%
           The New York Times Company .............................................                    8,500                 406,810
                                                                                                                         -----------

      Retail - Specialty Line - 2.57%
           RadioShack Corporation .................................................                   14,000                 420,000
                                                                                                                         -----------

      Telecommunications - 6.54%
           ALLTEL Corporation .....................................................                    6,500                 361,075
           Verizon Communications Inc. ............................................                    8,600                 396,460
           Nokia Oyj - ADR ........................................................                   15,000                 311,550
                                                                                                                         -----------
                                                                                                                           1,069,085
                                                                                                                         -----------

           Total Common Stocks (Cost $14,674,233) ..........................................................              15,399,384
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.96%

      Evergreen Select Money Market Fund Class IS #695 ............................                  236,072             $   236,072
      Evergreen Select Money Market Fund Class I #495 .............................                  736,755                 736,755
                                                                                                                         -----------

           Total Investment Companies (Cost $972,827) ......................................................                 972,827
                                                                                                                         -----------


Total Value of Investments (Cost $15,647,060 (b)) .................................                   100.22 %          $16,372,211
Liabilities in Excess of Other Assets .............................................                    (0.22)%              (36,080)
                                                                                                      ------            -----------
      Net Assets ..................................................................                   100.00 %          $16,336,131
                                                                                                      ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $15,653,999. Unrealized appreciation/ (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $ 1,667,227
           Unrealized depreciation .........................................................................               (949,015)
                                                                                                                        -----------

                      Net unrealized appreciation ..........................................................            $   718,212
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt















See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $15,647,060) ........................................................                $ 16,372,211
      Income receivable ...............................................................................                      14,514
      Receivable for fund shares sold .................................................................                         531
      Prepaid expenses ................................................................................                       3,888
      Deferred organization expenses, net (note 4) ....................................................                       4,071
                                                                                                                       ------------

           Total assets ...............................................................................                  16,395,215
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      34,016
      Payable for fund shares redeemed ................................................................                       1,500
      Disbursements in excess of cash on demand deposit ...............................................                      22,811
      Other liabilities ...............................................................................                         757
                                                                                                                       ------------

           Total liabilities ..........................................................................                      59,084
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 16,336,131
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 18,262,552
      Accumulated net realized loss on investments ....................................................                  (2,651,572)
      Net unrealized appreciation on investments ......................................................                     725,151
                                                                                                                       ------------
                                                                                                                       $ 16,336,131
                                                                                                                       ============
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($387,977 / 40,291 shares) .................................................................                $       9.63
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($14,322,067 / 1,443,866 shares) ...........................................................                $       9.92
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,626,087 / 167,722 shares) ..............................................................                $       9.70
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $9.70) .........................................                $      10.08
                                                                                                                       ============












See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   184,253
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  122,175
           Fund administration fees (note 2) .............................................................                   28,510
           Distribution and service fees - Investor Class Shares (note 3) ................................                    8,622
           Distribution and service fees - Class C Shares (note 3) .......................................                    3,164
           Custody fees ..................................................................................                    7,925
           Registration and filing administration fees (note 2) ..........................................                    6,381
           Fund accounting fees (note 2) .................................................................                   46,629
           Audit fees ....................................................................................                   16,895
           Legal fees ....................................................................................                   12,334
           Securities pricing fees .......................................................................                    3,192
           Shareholder recordkeeping fees ................................................................                   30,000
           Shareholder servicing expenses ................................................................                    7,656
           Registration and filing expenses ..............................................................                    9,823
           Printing expenses .............................................................................                    9,936
           Amortization of deferred organization expenses (note 4) .......................................                    8,227
           Trustee fees and meeting expenses .............................................................                    3,989
           Other operating expenses ......................................................................                    7,056
                                                                                                                        -----------

               Total expenses ............................................................................                  332,514
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (35,613)
                                                                                                                        -----------

               Net expenses ..............................................................................                  296,901
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (112,648)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (2,240,369)
      Decrease in unrealized depreciation on investments .................................................                1,067,631
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,172,738)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,285,386)
                                                                                                                        ===========








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                         March 31,        March 31,
                                                                                                           2002             2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................                   $  (112,648)     $  (152,642)
         Net realized (loss) gain from investment transactions .....................                    (2,240,369)         765,833
         (Decrease) increase in unrealized depreciation on investments .............                     1,067,631       (5,697,958)
                                                                                                       -----------      -----------
              Net decrease in net assets resulting from operations .................                    (1,285,386)      (5,084,767)
                                                                                                       -----------      -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                       796,419           75,933
                                                                                                       -----------      -----------

                     Total decrease in net assets ..................................                      (488,967)      (5,008,834)

NET ASSETS
     Beginning of year .............................................................                    16,825,098       21,833,932
                                                                                                       -----------      -----------

     End of year ...................................................................                   $16,336,131      $16,825,098
                                                                                                       ===========      ===========


(a) A summary of capital share activity follows:
                                                                     ---------------------------------------------------------------
                                                                               Year ended                        Year ended
                                                                             March 31, 2002                    March 31, 2001
                                                                        Shares           Value            Shares           Value
                                                                     ---------------------------------------------------------------
----------------------------------------------------
                   CLASS C SHARES
----------------------------------------------------
Shares sold ........................................                           0      $         0           23,456      $   283,691
Shares redeemed ....................................                      (4,564)         (45,277)         (11,052)        (137,035)
                                                                     -----------      -----------      -----------      -----------
     Net (decrease) increase .......................                      (4,564)     $   (45,277)          12,404      $   146,656
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
             INSTITUTIONAL CLASS SHARES
----------------------------------------------------
Shares sold ........................................                     230,821      $ 2,286,349          364,928      $ 4,545,241
Shares redeemed ....................................                    (124,021)      (1,282,602)        (206,613)      (2,601,649)
                                                                     -----------      -----------      -----------      -----------
     Net increase ..................................                     106,800      $ 1,003,747          158,315      $ 1,943,592
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
               INVESTOR CLASS SHARES
----------------------------------------------------
Shares sold ........................................                      16,127      $   167,954           21,742      $   280,289
Shares redeemed ....................................                     (32,352)        (330,005)        (168,984)      (2,294,604)
                                                                     -----------      -----------      -----------      -----------
     Net decrease ..................................                     (16,225)     $  (162,051)        (147,242)     $(2,014,315)
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
                   FUND SUMMARY
----------------------------------------------------
Shares sold ........................................                     246,948      $ 2,454,303          410,126      $ 5,109,221
Shares redeemed ....................................                    (160,937)      (1,657,884)        (386,649)      (5,033,288)
                                                                     -----------      -----------      -----------      -----------
     Net increase ..................................                      86,011      $   796,419           23,477      $    75,933
                                                                     ===========      ===========      ===========      ===========








See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                   March 31,         March 31,         March 31,
                                                                                     2002              2001            2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................        $   10.54         $   13.99         $   13.05

      (Loss) income from investment operations
           Net investment loss ...........................................            (0.17)            (0.16)            (0.06)
           Net realized and unrealized (loss) gain on investments ........            (0.74)            (3.29)             1.00
                                                                                  ---------         ---------         ---------

               Total from investment operations ..........................            (0.91)            (3.45)             0.94
                                                                                  ---------         ---------         ---------

Net asset value, end of period ...........................................        $    9.63         $   10.54         $   13.99
                                                                                  =========         =========         =========

Total return .............................................................            (8.63)%          (24.66)%            7.20 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period ..........................................        $ 387,977         $ 472,698         $ 453,984
                                                                                  =========         =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................             2.72 %            2.44 %            2.45 %(b)
           After expense reimbursements and waived fees ..................             2.50 %            2.44 %            2.34 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .................            (1.59)%           (1.45)%           (1.30)%(b)
           After expense reimbursements and waived fees ..................            (1.37)%           (1.45)%           (1.19)%(b)

      Portfolio turnover rate ............................................            49.97 %           74.25 %           50.40 %


(a)   For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b)   Annualized.













See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended    Year ended   Year ended    Year ended
                                                              March 31,     March 31,     March 31,    March 31,     March 31,
                                                                2002          2001          2000         1999        1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $     10.77   $     14.20   $     12.77   $     11.29   $     10.02

      (Loss) income from investment operations
           Net investment loss .........................          (0.06)        (0.08)        (0.04)         0.00          0.00
           Net realized and unrealized (loss) gain
               on investments ..........................          (0.79)        (3.35)         1.47          1.48          1.27
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........          (0.85)        (3.43)         1.43          1.48          1.27
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................    $      9.92   $     10.77   $     14.20   $     12.77   $     11.29
                                                            ===========   ===========   ===========   ===========   ===========

Total return ...........................................          (7.98)%      (24.08)%       11.20 %       13.11 %       12.72 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................    $14,322,067   $14,405,659   $16,737,026   $11,419,391   $ 6,376,193
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.97 %        1.68 %        1.68 %        2.08 %        3.15 %(b)
           After expense reimbursements and waived fees            1.75 %        1.68 %        1.60 %        1.75 %        1.75 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.84)%       (0.69)%       (0.45)%       (0.35)%       (1.31)%(b)
           After expense reimbursements and waived fees           (0.62)%       (0.69)%       (0.37)%       (0.01)%        0.09 %(b)

      Portfolio turnover rate ..........................          49.97 %       74.25 %       50.40 %       31.11 %       23.64 %


(a)   For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.

(b)   Annualized.













See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended    Year ended   Year ended    Year ended
                                                              March 31,     March 31,     March 31,    March 31,     March 31,
                                                                2002          2001          2000         1999        1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $     10.58   $     14.02   $     12.67   $     11.26   $     10.22

      (Loss) income from investment operations
           Net investment loss .........................          (0.13)        (0.18)        (0.10)        (0.04)        (0.01)
           Net realized and unrealized gain (loss)
               on investments ..........................          (0.75)        (3.26)         1.45          1.45          1.05
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........          (0.88)        (3.44)         1.35          1.41          1.04
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................    $      9.70   $     10.58   $     14.02   $     12.67   $     11.26
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) .......................................          (8.40)%      (24.47)%       10.66 %       12.52 %        10.19 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................    $ 1,626,087   $ 1,946,741   $ 4,642,922   $ 2,539,131   $   763,186
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.47 %        2.14 %        2.15 %        2.56 %        3.63 %(c)
           After expense reimbursements and waived fees            2.25 %        2.14 %        2.10 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.34)%       (1.13)%       (0.93)%       (0.84)%       (1.70)%(c)
           After expense reimbursements and waived fees           (1.12)%       (1.13)%       (0.88)%       (0.53)%       (0.31)%(c)

      Portfolio turnover rate ..........................          49.97 %       74.25 %       50.40 %       31.11 %       23.64 %


(a)   For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b)   Total return does not reflect payment of sales charge.

(c)   Annualized.











See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust (the "Trustees") approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

      Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            The Fund has capital loss carryforwards for federal income tax purposes of $1,606,471, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008 and $1,203,981 expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



            Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

      The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $35,613 ($0.02 per share) for the year ended March 31, 2002.

      The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

      Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2002, the Distributor retained sales charges in the amount of $163.

      Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

      The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

      The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $8,622 of such expenses for the Investor Class Shares and $3,164 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2002.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

      Purchases and sales of investments, other than short-term investments, aggregated $8,046,052 and $7,665,887, respectively, for the year ended March 31, 2002.

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the WST Growth Fund (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.


---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------


Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers where replies not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002

__________
Deloitte
Touche
Tohmatsu
__________

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










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




________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________

                                    Wilbanks
                                     Smith &       [Logo]
                                     Thomas


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II


                                 CLASS C SHARES


                                  Annual Report

                        FOR THE YEAR ENDED MARCH 31, 2002


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, LLC
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                                 WST GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WST Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                   (This page was intentionally left blank.)

Wilbanks, Smith & Thomas
Asset Management, LLC
___________________________
One Commercial Place, Suite 1450, Norfolk, VA  23510
757-623-3676      757-627-2943 FAX         wstam.com



                                 WST Growth Fund
                          Annual Report - May 24, 2002
                                 Class C Shares

      "The absent are never without fault. Nor the present without excuse."
                                                               Benjamin Franklin

                           "[Exit, pursued by a bear]"
                                                             William Shakespeare

In March of 2002 we passed the second anniversary of the S&P 500's all time high with little fanfare and absolutely no celebration. Along with the worst bear market since 1974 the past two years brought us a recession, a loss of confidence in the integrity of corporate America, and unspeakable horror in the form of terrorism. In recent weeks the Middle East has erupted in a bloodbath of suicide bombings and military strikes, and peace seems far off.

In the arena of finance, millions of Americans who once thought themselves secure are now facing real questions about their financial health. Unfortunately this group includes not only individuals who worked for problem companies like Enron but also conservative, well diversified investors who have seen the values of their retirement plans drop with the market. The strong economic numbers that we discuss in detail below are a testament to the resilience of the American people. We are moving forward with a heightened sense of purpose and resolve just as we have at each challenging point in our history.

We need to remind ourselves that the most prosperous times we have enjoyed as a nation have come on the heels of crises. Along with the challenges of a broader U.S. presence overseas comes an opportunity to expand the global marketplace and decrease barriers to trade worldwide. We believe infrastructure and technology expansion along with increased globalization will be the drivers of the next bull market. In this letter we seek to remind you that despite all of the headwinds the market faces now the fundamentals remain in place for continued prosperity.

In an age where investors are encouraged to focus on quarterly, monthly and even daily returns, we still expect that over long periods of time stocks will be by far the best performing asset class. Despite bear markets and periods of high volatility, it is our belief that investors who patiently stay the course and remain invested in high quality stocks will enjoy returns far in excess of those earned by bondholders or investors who hoard cash.

The twelve month period ending March 31, 2002, which coincides with the Fiscal Year of the WST Growth Fund, saw huge volatility but little progress in stock prices. From its March 31, 2001 close the S&P 5001 was up as much as 13% on May 22 and down as much as 16% on September 21 before closing at essentially the same level that it began the twelve month period.


--------------------------
^1 Baseline, April 1, 2002

                       Market Overview - More of the Same

In assessing the outlook for stocks we begin with a look back at the problems of the past two years. As we have often said stock prices ultimately follow earnings growth, and the market correction has been a purging of the excesses of the late `90s. Stock prices far outran earnings growth for a time and the market is waiting for corporate earnings to grow to a point where stocks look inexpensive again. In some cases they already do, and in other cases there is much work still to be done. History reveals financial corrections of some magnitude every three to five years. The accounting problems epitomized by the Enron debacle are not unlike the hedge fund crisis of 1997-98, the Latin
American debt crisis of 1994 or the $600 billion collapse of the savings and loan industry in 1992. Looking back even further it was the use of portfolio insurance during the mid 1980s that led to the stock market crash in October of 1987. Each of these events was painful in its time yet each led to measures that have strengthened the world economy and markets and none was more than a temporary setback in the upward march of U.S. equity prices.

Events centered in Houston and Washington were largely responsible for the market volatility of the first quarter. The quote by Benjamin Franklin above is apropos of these events as all parties sought to blame someone other than themselves. Corporate executives, accountants, bankers and regulators all sought to extricate themselves from a mess that could not have occurred without their complicity. Individual and institutional investors alike had good reason to lose confidence in our corporate reporting system as they watched the Enron investigation unfold on Capital Hill. The silver lining to this embarrassing cloud should be improved corporate disclosure and accounting practices.

                   The U.S. Economy: The Sleeping Giant Awakes

Our 12/31/01 quarterly letter discussed in detail the positive impact of low interest rates on the U.S. economy. The adage which advises "don't fight the Fed" is one worth heeding and the Fed had shown its determination to get the U.S. economy rolling again by cutting interest rates eleven times. These rate cuts were a timely offset to the deleveraging of the technology bubble that was driven primarily by inventory write-downs and corporate downsizing. The net effect was a very shallow recession and surprisingly strong 1.7% GDP growth during the fourth quarter of 2001. This strength is particularly surprising when viewed in the context of the events of September 11th, which set the recovery back by three to six months.

The forecasting ability of Wall Street's economists was called into question again by their misforecast of economic growth in the first quarter of 2002. In January they called for flat or only slightly positive economic performance but when the dust settled the economy weighed in with a very strong 5.8% in economic growth. Again, inventories seem to have been the key as restocking on the heels of the largest drop in inventory levels in 25 years has proven to be a very powerful driver for the past few months. Also surprising was the ongoing strength of consumer spending.

Both stock and bond investors have taken notice of the improving economy. Stock prices have recovered from their February lows as investors focus on improving profits while bond prices have faltered and yields moved significantly higher as investors prepare for the next cycle of Fed tightening. As first quarter 2002 profit reports begin it is clear that certain sectors of the economy are not completely out of the woods yet, but we believe that both the economy and profits will continue to strengthen this year.

                  Investment Results: Value Outperforms Growth

A glance at the following chart reveals an unhappy fact that most investors are well aware of. The stock market (as measured by the S&P 500) is over 8% lower as of April 1st, including dividends, than it was three years ago. Looking back a year further you notice that stock prices are at about the same level achieved in July of 1998, almost four years ago. Four years of investing with no gains has surely pushed many investors close to their pain or at least their patience threshold.

[Line graph included here]:

                           S&P 500 TOTAL RETURN(SPYZ)

                        April 1, 1997           1000.33
                        January 1, 1998         1298.82
                        January 1, 1999         1670.01
                        January 1, 2000         2021.40
                        January 1, 2001         1837.37
                        January 1, 2002         1618.98
                        April 1, 2002           1622.23

Source: Baseline, April 1, 2002 (5 Year Chart beginning April 1, 1997)

The first quarter of 2002 offered few opportunities for growth investors and value stocks posted modest gains.^2 The Lipper Growth Fund index declined 2.5% vs. the 0.27% return of the S&P 500 and the 1.9% rise in the Lipper Value Fund index.^3 Small and mid-cap stocks also performed better than the broad market during the first quarter of 2002.^4

Remember that individual investors tend to look backwards and invest in last year's best performing sector. Recent mutual fund data suggest that large numbers of dollars are flowing to value funds now at the expense of growth funds as redemptions at Janus and other large growth fund complexes are at peak levels.^5 We suspect that investors may be making the same mistakes today that they did two years ago when they threw in the towel on value funds just as that style was poised to outperform. Our letter at that time discussed the retirements of famed value investors George Soros and Julian Robertson as investors thought they had lost their touch simply because the value style was out of favor. The recent departure of Jonathan Schoolar from the AIM family of funds may signal the bottom of the growth cycle just as Soros' and Robertson's retirements did with the value cycle two years ago. WST believes that Growth at

--------------------------
^2 Barron's April 1, 2002.
^3 Barron's April 1, 2002.
^4 Barron's April 1, 2002.
^5 Barron's April 1, 2002.

a Reasonable Price (GARP) investing allows us to avoid the huge cyclical swings between the growth and value styles and generate more consistent returns than either. Interestingly the long-term performance records of the two investment styles, growth and value, are almost identical, but each style suffers long stretches of underperformance that we seek to avoid. GARP investing seeks to reduce the volatility caused by style rotation and to generate more consistent returns.

                  Fixed Income Markets: Interest Rates Move Up

The strengthening economy was reflected in the fixed income markets during the first quarter of 2002 as institutional investors pushed bond prices lower and yields higher. One-year treasury rates moved up to 2.65% from 1.8% while ten-year rates moved up to 5.4% from a low of 4.18% by the end of the quarter.^6 The Fed maintained a neutral policy which kept short-term instruments at the 1.75% fed fund rate. Consequently money market yields were unchanged during the quarter.

Ironically investors had shifted over $80 billion into bond funds during 2001^7 just in time to suffer the beginning of this bearish phase for interest rates. As we mentioned above, retail investors are one of the best contrary indicators available for the direction of markets. The chart below shows that retail investors sold $60 billion worth of bond funds during 2000 when rates were at 6%
- 7% in order to purchase a record $170 billion in stock funds. They spent much of 2001 reversing these transactions and in the meantime shifted over $400 billion into money market funds when those funds were earning their lowest yields in over 40 years.

[Bar charts included here]:

   Equity Funds            Bond Funds              Money Market Funds
 Annual Net Flows       Annual Net Flows            Annual Net Flows
   ($ Billion)             ($ Billon)                 ($ Billion)
   -----------             ----------                 -----------

   1997 - 158              1997 -  36                  1997 - 150
   1998 - 103              1998 -  59                  1998 - 276
   1999 - 117              1998 -  -3                  1998 - 229
   2000 - 171              2000 - -59                  2000 - 228
   2001 -  29              2001 -  84                  2001 - 448


Source: AMG Data Services, U.S. Based Mutual Fund Flow Report, May 8, 2002

                     The Money Mountain: Starting To Crumble

We refer frequently to the huge amount of liquidity that has accumulated in money market funds over the past eighteen months. Wary investors, uncomfortable with the equity markets, have shifted most of this cash out of stocks and the total exceeded $2.3 trillion at the end of 2001.^8 This mountain of money represented over 23%^9 of the entire U.S. stock market's value as of February, a level not seen since the market bottom in October 1974.

--------------------------
^6 Baseline, April 1, 2002.
^7 AMG Data Services, U.S .Based Mutual Fund Flow Report, May 8, 2002 ^8 Investment Company Institute, Website, Mutual Fund Facts & Figures, March
   2002.
^9 Investment  Company  Institute,  Website,  Mutual Fund Facts & Figures, March
   2002, Bloomberg, April 1, 2002

If history repeats itself, and it usually does, much of this cash may find its way into asset classes that offer returns better than the 1-2% yields currently generated from money market funds. The first quarter of 2002 offered early signs that the trend has shifted as over $35 billion flowed into equity funds.^10 Any continuation or strengthening of this process of reallocation may have a dramatic effect on the equity markets. The $35 billion moved to stock funds this year already exceeds the $29 billion purchased during all of 2001. Our hope is that we are entering a period like 1991-1995 when $600 billion^11 moved from money market funds into other financial assets as the economy emerged from recession.

             Equity Sectors: Consumer Stocks Strong, Technology Weak

The market's volatility during the first quarter of 2002 overshadowed continued sector rotation, which presented challenges for growth and core portfolio managers. Sector returns ranged from a gain of 8.5% for consumer staple stocks to a loss of 15.5% for the telecommunications sector.^12 Once again this broad range of returns underscores the need for a diversified portfolio.

The Fund participated in the strength of the consumer sector through purchases like Anheuser-Busch and Kraft as well as more seasoned holdings like PepsiCo.^13 Valuation continues to be a key driver of stock performance and the "reasonable price" portion of the GARP equation has protected the Fund from the devastation suffered by so many growth managers over the past two years. We have often used the example of PepsiCo vs. Coca Cola as a model of GARP vs. classic growth and our position in PepsiCo has performed well as its valuation has expanded. We remain very bullish on the company as it continues to execute extremely well in both its beverage and snack businesses in the U.S. and abroad.

The telecommunications service sector was under siege during the quarter and the Fund did not escape unscathed. We sold WorldCom^14 as the deteriorating capital markets compounded the challenges in its core businesses. Fortunately our sell discipline led us to liquidate our position early in the first quarter of 2002 and limited our losses as the stock declined another 32% by quarter end.^15 We remain invested in two of the high quality stocks in the telecom sector, Alltel and Verizon^16, but we continue to watch events in the area closely as this sector has been hit hard by many of the issues challenging the overall market. Our faith in these companies is supported by our belief that demand for telecommunication services will rebound and grow robustly over the next five years due to growth in the Internet and other new data applications. Still, we are very aware that short-term volatility beyond a certain level is unacceptable and may require us to take to the sidelines until the timing of the telecom recovery is clearer.

Technology stocks also under-performed during the first quarter of 2002 with the sector declining 7.5%^17 overall. Wall Street has all but written off technology stocks in favor of cyclical companies or basic material stocks and we believe this trend presents an opportunity for us to own industry leaders in the most dynamic segment of the market at very reasonable prices. The Internet continues to grow in all dimensions: speed, applications, volume of content, users, etc. No mass technology has ever been adopted so quickly and renewed activity in the venture capital arena suggests that a number of new applications are close to fruition that will be no less revolutionary than Netscape, Google, or Amazon


--------------------------
^10 Investment Company Institute,  Website, Mutual Fund Facts & Figures,
    March 2002.
^11 AMG Data Services, U.S .Based Mutual Fund Flow Report, May 8, 2002 ^12 Baseline, April 1, 2002
^13 Holdings represent 2.6%, 2.8%, and 2.7% of the Fund, respectively.
^14 Holdings represented 2.2% of the Fund.
^15 Baseline, April 1, 2002
^16 Holdings represents 2.2% and 2.4% of the Fund, respectively.
^17 Baseline, April 1, 2002
were in their day. The installed base of PC's continues to age, and given the dearth of corporate spending over the past two years the situation may soon approach a critical point. The speed and processing power of a computer purchased in 1998 or 1999 in anticipation of Y2K will not be sufficient to support the new applications. The issues are similar outside of the PC sector as well as software applications, storage, and capital equipment should benefit from any pick up in spending. The Fund is well positioned for the up turn and purchases like Agilent and Nokia^18 have produced early gains. Our companies are reasonably priced and well positioned for strong growth as we own the best of breed companies in each industry including Dell in laptops, and Intel in semiconductors.

                     Market Outlook: Bullish on the Economy

Bear markets end when fundamentals improve or stocks get too cheap, and with the economy recovering the primary debate today is focused on valuation. Bears contend that a market price to earnings ratio above 20 limits stocks' appreciation potential. With the S&P 500 having posted a 24% rally and the NASDAQ a 50% rally from the market bottom on September 24, 2001 through January 7th of 2002^19, we would expect stocks to move sidewise as they are now. Our answer to the valuation question is the earnings potential of corporate America as the economy recovers. Think of the past two years as boot camp for companies; balance sheets are being cleaned up, inventories rationalized, and productivity enhanced through downsizing and technology. Not every company will survive, but we believe the strong ones will and when the recovery becomes more widespread they will be profit machines!

                                     Summary

By nature the stock market is volatile and unpredictable, but it is characterized by patterns that repeat themselves. Stock prices follow earnings. Human emotions create opportunities through mispriced securities. Our goal is to take advantage of those patterns by purchasing shares of high quality, consistently growing companies when they are reasonably priced. It sounds simple and it is; the challenge comes down to applying the discipline rigorously and staying with it when short-term volatility begins to seem like the long-term trend.

While we can't promise that stocks will go up this quarter or next we remain convinced that the path to wealth is through ownership of great companies, and our discipline is designed to find them for you and to buy them at reasonable prices.

On an administrative note, Wilbanks, Smith & Thomas is pleased to announce our move to newer and larger quarters in downtown Norfolk. We are scheduled to move down the street on June 1st and hope you will stop by for a visit when you are in town! Have a pleasant Spring!

Wayne F. Wilbanks
L. Norfleet Smith, Jr.
Lawrence A. Bernert, III
T. Carl Turnage
D.J. Kyle Elliott
Eric T. Allard
Mark R. Warden





--------------------------
^18 Holdings represent 2.6% and 1.9% of the Fund respectively.
^19 Baseline, April 1, 2002

________________________________________________________________________________
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                                 WST GROWTH FUND
                                 Class C Shares

                     Performance Update - $10,000 Investment

                For the period from May 20, 1999 (Date of Initial
                      Public Investment) to March 31, 2002


[Line graph included here]:

--------------------------------------------------------------------------------
                           WST Growth Fund         S&P 500 Total
                           Class C Shares           Return Index
--------------------------------------------------------------------------------
  5/20/99                     $10,000                 $10,000
  6/30/99                      10,245                  10,267
  9/30/99                       9,310                   9,626
 12/31/99                      10,575                  11,058
  3/31/00                      10,720                  11,311
  6/30/00                      10,398                  11,011
  9/30/00                       9,778                  10,904
 12/31/00                       9,073                  10,051
  3/31/01                       8,077                   8,859
  6/30/01                       8,092                   9,378
  9/30/01                       6,743                   8,001
 12/31/01                       7,517                   8,856
  3/31/02                       7,379                   8,881


This graph depicts the performance of the WST Growth Fund (the "Fund") Class C Shares versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns
                --------------------- ---------------------------
                      One Year           Since 5/20/99 (Date of
                                       Initial Public Investment)
                --------------------- ---------------------------
                       (8.63)%                 (10.06)%
                --------------------- ---------------------------


>>    The graph assumes an initial  $10,000  investment at May 20, 1999 (date of
      initial  public   investment).   All  dividends  and   distributions   are
      reinvested.

>> At March 31, 2002, the value of the Fund's Class C Shares would have decreased to $7,379 - a cumulative total investment return of (26.21)% since May 20, 1999.

>> At March 31, 2002, the value of a similar investment in the S&P 500 Total Return Index would have increased to $8,881 - a cumulative total investment return of (11.19)% since May 20, 1999.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.26%

      Aerospace & Defense - 2.64%
           Lockheed Martin Corporation .............................................                   7,500             $   431,850
                                                                                                                         -----------

      Beverages - 2.68%
           PepsiCo, Inc. ...........................................................                   8,500                 437,750
                                                                                                                         -----------

      Biopharmaceuticals - 2.48%
           Pharmacia Corporation ...................................................                   9,000                 405,720
                                                                                                                         -----------

      Brewery - 2.56%
           Anheuser-Busch Companies, Inc. ..........................................                   8,000                 417,600
                                                                                                                         -----------

      Broadcast - Cable - 2.34%
        (a)Comcast Corporation .....................................................                  12,000                 381,600
                                                                                                                         -----------

      Computers - 4.15%
        (a)Dell Computer Corporation ...............................................                  14,000                 365,540
           International Business Machines Corporation .............................                   3,000                 312,000
                                                                                                                         -----------
                                                                                                                             677,540
                                                                                                                         -----------
      Computer Software & Services - 9.58%
        (a)AOL Time Warner Inc. ....................................................                  20,000                 473,000
           First Data Corporation ..................................................                   5,000                 436,250
        (a)Microsoft Corporation ...................................................                   6,000                 361,860
        (a)Oracle Corporation ......................................................                  23,000                 294,400
                                                                                                                         -----------
                                                                                                                           1,565,510
                                                                                                                         -----------
      Electrical Equipment - 3.16%
           Emerson Electric Company ................................................                   9,000                 516,510
                                                                                                                         -----------

      Electronics - Semiconductor - 7.13%
        (a)Agilent Technologies, Inc. ..............................................                  11,000                 419,520
           Intel Corporation .......................................................                  12,000                 364,920
           Texas Instruments Incorporated ..........................................                  11,500                 380,650
                                                                                                                         -----------
                                                                                                                           1,165,090
                                                                                                                         -----------
      Entertainment - 5.94%
           The Walt Disney Company .................................................                  19,000                 438,900
        (a)Viacom Inc. .............................................................                  11,000                 532,070
                                                                                                                         -----------
                                                                                                                             970,970
                                                                                                                         -----------
      Financial - Banks, Money Centers - 6.19%
           Citigroup Inc. ..........................................................                  11,166                 553,275
           Morgan Stanley Dean Witter & Co. ........................................                   8,000                 458,560
                                                                                                                         -----------
                                                                                                                           1,011,835
                                                                                                                         -----------
      Food - Miscellaneous - 2.84%
           Kraft Foods Inc. ........................................................                  12,000                 463,800
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Insurance - Life & Health - 6.68%
           AFLAC INCORPORATED .....................................................                   16,000             $   472,000
           Marsh & McLennan Companies, Inc. .......................................                    5,500                 620,070
                                                                                                                         -----------
                                                                                                                           1,092,070
                                                                                                                         -----------
      Insurance - Multiline - 2.32%
           American International Group, Inc. .....................................                    5,250                 378,683
                                                                                                                         -----------

      Machine - Construction & Mining - 2.96%
           Caterpillar Inc. .......................................................                    8,500                 483,225
                                                                                                                         -----------

      Medical - Biotechnology - 2.45%
        (a)Amgen Inc. .............................................................                    6,700                 399,856
                                                                                                                         -----------

      Medical Supplies - 2.39%
           Johnson & Johnson ......................................................                    6,000                 389,700
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.88%
           Schlumberger Limited ...................................................                    8,000                 470,560
                                                                                                                         -----------

      Oil & Gas - Exploration - 3.22%
           Exxon Mobil Corporation ................................................                   12,000                 525,960
                                                                                                                         -----------

      Packaging & Containers - 3.17%
           Kimberly - Clark Corporation ...........................................                    8,000                 517,200
                                                                                                                         -----------

      Pharmaceuticals - 4.90%
           Merck & Co., Inc. ......................................................                    7,000                 403,060
           Pfizer Inc. ............................................................                   10,000                 397,400
                                                                                                                         -----------
                                                                                                                             800,460
                                                                                                                         -----------
      Publishing - Newspaper - 2.49%
           The New York Times Company .............................................                    8,500                 406,810
                                                                                                                         -----------

      Retail - Specialty Line - 2.57%
           RadioShack Corporation .................................................                   14,000                 420,000
                                                                                                                         -----------

      Telecommunications - 6.54%
           ALLTEL Corporation .....................................................                    6,500                 361,075
           Verizon Communications Inc. ............................................                    8,600                 396,460
           Nokia Oyj - ADR ........................................................                   15,000                 311,550
                                                                                                                         -----------
                                                                                                                           1,069,085
                                                                                                                         -----------

           Total Common Stocks (Cost $14,674,233) ..........................................................              15,399,384
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                           WST GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.96%

      Evergreen Select Money Market Fund Class IS #695 ............................                  236,072             $   236,072
      Evergreen Select Money Market Fund Class I #495 .............................                  736,755                 736,755
                                                                                                                         -----------

           Total Investment Companies (Cost $972,827) ......................................................                 972,827
                                                                                                                         -----------


Total Value of Investments (Cost $15,647,060 (b)) .................................                   100.22 %          $16,372,211
Liabilities in Excess of Other Assets .............................................                    (0.22)%              (36,080)
                                                                                                      ------            -----------
      Net Assets ..................................................................                   100.00 %          $16,336,131
                                                                                                      ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $15,653,999. Unrealized appreciation/ (depreciation) of investments for federal income tax purposes is as follows:


           Unrealized appreciation .........................................................................            $ 1,667,227
           Unrealized depreciation .........................................................................               (949,015)
                                                                                                                        -----------

                      Net unrealized appreciation ..........................................................            $   718,212
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt















See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $15,647,060) ........................................................                $ 16,372,211
      Income receivable ...............................................................................                      14,514
      Receivable for fund shares sold .................................................................                         531
      Prepaid expenses ................................................................................                       3,888
      Deferred organization expenses, net (note 4) ....................................................                       4,071
                                                                                                                       ------------

           Total assets ...............................................................................                  16,395,215
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      34,016
      Payable for fund shares redeemed ................................................................                       1,500
      Disbursements in excess of cash on demand deposit ...............................................                      22,811
      Other liabilities ...............................................................................                         757
                                                                                                                       ------------

           Total liabilities ..........................................................................                      59,084
                                                                                                                       ------------

NET ASSETS ............................................................................................                $ 16,336,131
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 18,262,552
      Accumulated net realized loss on investments ....................................................                  (2,651,572)
      Net unrealized appreciation on investments ......................................................                     725,151
                                                                                                                       ------------
                                                                                                                       $ 16,336,131
                                                                                                                       ============
CLASS C SHARES
      Net asset value, redemption and offering price per share
           ($387,977 / 40,291 shares) .................................................................                $       9.63
                                                                                                                       ============

INSTITUTIONAL CLASS SHARES
      Net asset value, redemption and offering price per share
           ($14,322,067 / 1,443,866 shares) ...........................................................                $       9.92
                                                                                                                       ============

INVESTOR CLASS SHARES
      Net asset value, redemption and offering price per share
           ($1,626,087 / 167,722 shares) ..............................................................                $       9.70
                                                                                                                       ============
      Maximum offering price per share (100 / 96.25 of $9.70) .........................................                $      10.08
                                                                                                                       ============












See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT LOSS

      Income
           Dividends .....................................................................................              $   184,253
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) .............................................................                  122,175
           Fund administration fees (note 2) .............................................................                   28,510
           Distribution and service fees - Investor Class Shares (note 3) ................................                    8,622
           Distribution and service fees - Class C Shares (note 3) .......................................                    3,164
           Custody fees ..................................................................................                    7,925
           Registration and filing administration fees (note 2) ..........................................                    6,381
           Fund accounting fees (note 2) .................................................................                   46,629
           Audit fees ....................................................................................                   16,895
           Legal fees ....................................................................................                   12,334
           Securities pricing fees .......................................................................                    3,192
           Shareholder recordkeeping fees ................................................................                   30,000
           Shareholder servicing expenses ................................................................                    7,656
           Registration and filing expenses ..............................................................                    9,823
           Printing expenses .............................................................................                    9,936
           Amortization of deferred organization expenses (note 4) .......................................                    8,227
           Trustee fees and meeting expenses .............................................................                    3,989
           Other operating expenses ......................................................................                    7,056
                                                                                                                        -----------

               Total expenses ............................................................................                  332,514
                                                                                                                        -----------

                    Less investment advisory fees waived (note 2) ........................................                  (35,613)
                                                                                                                        -----------

               Net expenses ..............................................................................                  296,901
                                                                                                                        -----------

                    Net investment loss ..................................................................                 (112,648)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized loss from investment transactions .....................................................               (2,240,369)
      Decrease in unrealized depreciation on investments .................................................                1,067,631
                                                                                                                        -----------

           Net realized and unrealized loss on investments ...............................................               (1,172,738)
                                                                                                                        -----------

               Net decrease in net assets resulting from operations ......................................              $(1,285,386)
                                                                                                                        ===========








See accompanying notes to financial statements


                                                           WST GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Year ended       Year ended
                                                                                                         March 31,        March 31,
                                                                                                           2002             2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss .......................................................                   $  (112,648)     $  (152,642)
         Net realized (loss) gain from investment transactions .....................                    (2,240,369)         765,833
         (Decrease) increase in unrealized depreciation on investments .............                     1,067,631       (5,697,958)
                                                                                                       -----------      -----------
              Net decrease in net assets resulting from operations .................                    (1,285,386)      (5,084,767)
                                                                                                       -----------      -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ......                       796,419           75,933
                                                                                                       -----------      -----------

                     Total decrease in net assets ..................................                      (488,967)      (5,008,834)

NET ASSETS
     Beginning of year .............................................................                    16,825,098       21,833,932
                                                                                                       -----------      -----------

     End of year ...................................................................                   $16,336,131      $16,825,098
                                                                                                       ===========      ===========


(a) A summary of capital share activity follows:
                                                                     ---------------------------------------------------------------
                                                                               Year ended                        Year ended
                                                                             March 31, 2002                    March 31, 2001
                                                                        Shares           Value            Shares           Value
                                                                     ---------------------------------------------------------------
----------------------------------------------------
                   CLASS C SHARES
----------------------------------------------------
Shares sold ........................................                           0      $         0           23,456      $   283,691
Shares redeemed ....................................                      (4,564)         (45,277)         (11,052)        (137,035)
                                                                     -----------      -----------      -----------      -----------
     Net (decrease) increase .......................                      (4,564)     $   (45,277)          12,404      $   146,656
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
             INSTITUTIONAL CLASS SHARES
----------------------------------------------------
Shares sold ........................................                     230,821      $ 2,286,349          364,928      $ 4,545,241
Shares redeemed ....................................                    (124,021)      (1,282,602)        (206,613)      (2,601,649)
                                                                     -----------      -----------      -----------      -----------
     Net increase ..................................                     106,800      $ 1,003,747          158,315      $ 1,943,592
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
               INVESTOR CLASS SHARES
----------------------------------------------------
Shares sold ........................................                      16,127      $   167,954           21,742      $   280,289
Shares redeemed ....................................                     (32,352)        (330,005)        (168,984)      (2,294,604)
                                                                     -----------      -----------      -----------      -----------
     Net decrease ..................................                     (16,225)     $  (162,051)        (147,242)     $(2,014,315)
                                                                     ===========      ===========      ===========      ===========
----------------------------------------------------
                   FUND SUMMARY
----------------------------------------------------
Shares sold ........................................                     246,948      $ 2,454,303          410,126      $ 5,109,221
Shares redeemed ....................................                    (160,937)      (1,657,884)        (386,649)      (5,033,288)
                                                                     -----------      -----------      -----------      -----------
     Net increase ..................................                      86,011      $   796,419           23,477      $    75,933
                                                                     ===========      ===========      ===========      ===========








See accompanying notes to financial statements



                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           CLASS C SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Year ended        Year ended       Period ended
                                                                                   March 31,         March 31,         March 31,
                                                                                     2002              2001            2000 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................................        $   10.54         $   13.99         $   13.05

      (Loss) income from investment operations
           Net investment loss ...........................................            (0.17)            (0.16)            (0.06)
           Net realized and unrealized (loss) gain on investments ........            (0.74)            (3.29)             1.00
                                                                                  ---------         ---------         ---------

               Total from investment operations ..........................            (0.91)            (3.45)             0.94
                                                                                  ---------         ---------         ---------

Net asset value, end of period ...........................................        $    9.63         $   10.54         $   13.99
                                                                                  =========         =========         =========

Total return .............................................................            (8.63)%          (24.66)%            7.20 %
                                                                                  =========         =========         =========

Ratios/supplemental data
      Net assets, end of period ..........................................        $ 387,977         $ 472,698         $ 453,984
                                                                                  =========         =========         =========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .................             2.72 %            2.44 %            2.45 %(b)
           After expense reimbursements and waived fees ..................             2.50 %            2.44 %            2.34 %(b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .................            (1.59)%           (1.45)%           (1.30)%(b)
           After expense reimbursements and waived fees ..................            (1.37)%           (1.45)%           (1.19)%(b)

      Portfolio turnover rate ............................................            49.97 %           74.25 %           50.40 %


(a)   For the period from May 20, 1999 (date of initial public investment) to March 31, 2000.

(b)   Annualized.













See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     INSTITUTIONAL CLASS SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended    Year ended   Year ended    Year ended
                                                              March 31,     March 31,     March 31,    March 31,     March 31,
                                                                2002          2001          2000         1999        1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $     10.77   $     14.20   $     12.77   $     11.29   $     10.02

      (Loss) income from investment operations
           Net investment loss .........................          (0.06)        (0.08)        (0.04)         0.00          0.00
           Net realized and unrealized (loss) gain
               on investments ..........................          (0.79)        (3.35)         1.47          1.48          1.27
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........          (0.85)        (3.43)         1.43          1.48          1.27
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................    $      9.92   $     10.77   $     14.20   $     12.77   $     11.29
                                                            ===========   ===========   ===========   ===========   ===========

Total return ...........................................          (7.98)%      (24.08)%       11.20 %       13.11 %       12.72 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................    $14,322,067   $14,405,659   $16,737,026   $11,419,391   $ 6,376,193
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.97 %        1.68 %        1.68 %        2.08 %        3.15 %(b)
           After expense reimbursements and waived fees            1.75 %        1.68 %        1.60 %        1.75 %        1.75 %(b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees          (0.84)%       (0.69)%       (0.45)%       (0.35)%       (1.31)%(b)
           After expense reimbursements and waived fees           (0.62)%       (0.69)%       (0.37)%       (0.01)%        0.09 %(b)

      Portfolio turnover rate ..........................          49.97 %       74.25 %       50.40 %       31.11 %       23.64 %


(a)   For the period from September 30, 1997 (date of initial public investment) to March 31, 1998.

(b)   Annualized.













See accompanying notes to financial statements                                                                           (Continued)


                                                           WST GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INVESTOR CLASS SHARES


------------------------------------------------------------------------------------------------------------------------------------
                                                             Year ended    Year ended    Year ended   Year ended    Year ended
                                                              March 31,     March 31,     March 31,    March 31,     March 31,
                                                                2002          2001          2000         1999        1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................    $     10.58   $     14.02   $     12.67   $     11.26   $     10.22

      (Loss) income from investment operations
           Net investment loss .........................          (0.13)        (0.18)        (0.10)        (0.04)        (0.01)
           Net realized and unrealized gain (loss)
               on investments ..........................          (0.75)        (3.26)         1.45          1.45          1.05
                                                            -----------   -----------   -----------   -----------   -----------

               Total from investment operations ........          (0.88)        (3.44)         1.35          1.41          1.04
                                                            -----------   -----------   -----------   -----------   -----------

Net asset value, end of period .........................    $      9.70   $     10.58   $     14.02   $     12.67   $     11.26
                                                            ===========   ===========   ===========   ===========   ===========

Total return (b) .......................................          (8.40)%      (24.47)%       10.66 %       12.52 %        10.19 %
                                                            ===========   ===========   ===========   ===========   ===========

Ratios/supplemental data
      Net assets, end of period ........................    $ 1,626,087   $ 1,946,741   $ 4,642,922   $ 2,539,131   $   763,186
                                                            ===========   ===========   ===========   ===========   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           2.47 %        2.14 %        2.15 %        2.56 %        3.63 %(c)
           After expense reimbursements and waived fees            2.25 %        2.14 %        2.10 %        2.25 %        2.25 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (1.34)%       (1.13)%       (0.93)%       (0.84)%       (1.70)%(c)
           After expense reimbursements and waived fees           (1.12)%       (1.13)%       (0.88)%       (0.53)%       (0.31)%(c)

      Portfolio turnover rate ..........................          49.97 %       74.25 %       50.40 %       31.11 %       23.64 %


(a)   For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b)   Total return does not reflect payment of sales charge.

(c)   Annualized.











See accompanying notes to financial statements


                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The WST Growth Fund (the "Fund"), an open-end investment company formerly known as the WST Growth & Income Fund prior to January 3, 2000, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 9, 1997. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust (the "Trustees") approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective. The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Class Shares, Investor Class Shares, and Class C Shares.

      Each class of shares has equal rights as to the assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C Shares and Investor Class Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Class Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.


      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            The Fund has capital loss carryforwards for federal income tax purposes of $1,606,471, of which $38,052 expires in the year 2007, $364,438 expires in the year 2008 and $1,203,981 expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.



                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



            Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

      C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

      Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, LLC (the "Advisor"), provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

      The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class Shares, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class Shares, and a maximum of 2.50% of the average daily net assets of the Fund's Class C Shares. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $35,613 ($0.02 per share) for the year ended March 31, 2002.

      The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                                 WST GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

      Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2002, the Distributor retained sales charges in the amount of $163.

      Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

      The Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Act adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Class Shares and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

      The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Class Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares in the Fund or support servicing of Investor Class Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' and Class C Shares' average daily net assets. The Fund incurred $8,622 of such expenses for the Investor Class Shares and $3,164 of such expenses for the Class C Shares under the Plan for the year ended March 31, 2002.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

      All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

      Purchases and sales of investments, other than short-term investments, aggregated $8,046,052 and $7,665,887, respectively, for the year ended March 31, 2002.

                                 WST GROWTH FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the WST Growth Fund (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.


---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------


Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of WST Growth Fund:

We have audited the accompanying statement of assets and liabilities of WST Growth Fund (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers where replies not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WST Growth Fund as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002

__________
Deloitte
Touche
Tohmatsu
__________

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










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




________________________________________________________________________________


                                 WST GROWTH FUND

________________________________________________________________________________

                 a series of the Nottingham Investment Trust II



























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.